                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-10427

                 RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 4/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS INTERNATIONAL SELECT GROWTH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009


RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL
GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   22

Statement of Operations............   24

Statements of Changes in Net
  Assets...........................   25

Financial Highlights...............   27

Notes to Financial Statements......   32

Approval of Investment Management
  Services Agreement...............   47

Proxy Voting.......................   50




--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                       REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners International Select Growth Fund (the Fund) Class A shares declined 3.69% (excluding sales charge) for the six month period ended April 30, 2009.

> The Fund outperformed its benchmark, the Morgan Stanley Capital International
  (MSCI) EAFE Growth Index, which lost 4.96% during the same period.

> The Fund underperformed its peer group, as represented by the Lipper
  International Multi-Cap Growth Funds Index, which rose 2.24%.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                                   Since
                                                                 inception
                           6 months*   1 year  3 years  5 years   9/28/01
--------------------------------------------------------------------------
RiverSource Partners
  International Select
  Growth Fund Class A
  (excluding sales
  charge)                    -3.69%   -46.14%  -14.05%   +0.60%    +3.42%
--------------------------------------------------------------------------
MSCI EAFE Growth Index(1)
  (unmanaged)                -4.96%   -43.16%  -11.65%   +0.51%    +3.29%
--------------------------------------------------------------------------
Lipper International
  Multi-Cap
  Growth Funds Index(2)      +2.24%   -42.49%  -11.09%   +2.36%    +4.27%
--------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE Growth Index, an unmanaged index, is compiled from a composite of securities markets in Europe, Australasia and the Far East. The index represents the growth half of the market capitalizations of each country index, determined by price/book value, from the standard MSCI country indices. The index covers the full range of developed, emerging and MSCI All Country indices, including Free indices where applicable. The Country Growth indices are aggregated into regional Growth indices to create the composite. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper International Multi-Cap Growth Funds Index includes the 10 largest international multi-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                       REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                   SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  9/28/01)                   -3.69%   -46.14%  -14.05%   +0.60%    +3.42%
--------------------------------------------------------------------------
Class B (inception
  9/28/01)                   -4.23%   -46.58%  -14.71%   -0.18%    +2.62%
--------------------------------------------------------------------------
Class C (inception
  9/28/01)                   -4.24%   -46.58%  -14.69%   -0.17%    +2.62%
--------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -3.75%   -46.01%  -13.73%   +1.01%    +0.50%
--------------------------------------------------------------------------
Class R4 (inception
  9/28/01)                   -3.63%   -45.96%  -13.81%   +0.84%    +3.63%
--------------------------------------------------------------------------

With sales charge
Class A (inception
  9/28/01)                   -9.14%   -49.24%  -15.72%   -0.58%    +2.62%
--------------------------------------------------------------------------
Class B (inception
  9/28/01)                   -9.03%   -49.25%  -15.58%   -0.45%    +2.62%
--------------------------------------------------------------------------
Class C (inception
  9/28/01)                   -5.20%   -47.11%  -14.69%   -0.17%    +2.62%
--------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  9/28/01)                   -32.01%   -48.54%  -15.34%   -1.73%    +2.21%
---------------------------------------------------------------------------
Class B (inception
  9/28/01)                   -32.24%   -48.89%  -15.99%   -2.51%    +1.42%
---------------------------------------------------------------------------
Class C (inception
  9/28/01)                   -32.30%   -48.89%  -15.98%   -2.51%    +1.43%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -31.70%   -48.21%  -14.91%   -1.29%    -1.21%
---------------------------------------------------------------------------
Class R4 (inception
  9/28/01)                   -31.91%   -48.30%  -15.10%   -1.51%    +2.43%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  9/28/01)                   -35.93%   -51.51%  -17.00%   -2.88%    +1.41%
---------------------------------------------------------------------------
Class B (inception
  9/28/01)                   -35.63%   -51.45%  -16.84%   -2.78%    +1.42%
---------------------------------------------------------------------------
Class C (inception
  9/28/01)                   -32.97%   -49.40%  -15.98%   -2.51%    +1.43%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

 * Not annualized

** For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                    X     LARGE
                    X     MEDIUM   SIZE
                    X     SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                     Total       Net
                     fund        fund
                   expenses  expenses(a)
----------------------------------------
Class A              1.56%      1.38%
----------------------------------------
Class B              2.32%      2.15%
----------------------------------------
Class C              2.32%      2.14%
----------------------------------------
Class I              1.10%      0.94%
----------------------------------------
Class R4             1.39%      1.24%
----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.06% for the year ended Oct. 31, 2008), will not exceed 1.44% for Class A, 2.21% for Class B, 2.20% for Class C, 1.00% for Class I and 1.30% for Class R4.



* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                       REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


COUNTRY DIVERSIFICATION(1) (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Australia                                   4.9%
------------------------------------------------
Belgium                                     1.5%
------------------------------------------------
Brazil                                      1.1%
------------------------------------------------
Cambodia                                    0.1%
------------------------------------------------
Canada                                      7.5%
------------------------------------------------
Chile                                       0.5%
------------------------------------------------
China                                       1.3%
------------------------------------------------
Czech Republic                              0.2%
------------------------------------------------
Denmark                                     1.0%
------------------------------------------------
Finland                                     1.3%
------------------------------------------------
France                                      5.2%
------------------------------------------------
Germany                                     5.1%
------------------------------------------------
Greece                                      0.8%
------------------------------------------------
Hong Kong                                   2.3%
------------------------------------------------
India                                       1.4%
------------------------------------------------
Indonesia                                   0.3%
------------------------------------------------
Ireland                                     1.1%
------------------------------------------------
Israel                                      0.3%
------------------------------------------------
Italy                                       1.7%
------------------------------------------------
Japan                                      18.4%
------------------------------------------------
Luxembourg                                  0.2%
------------------------------------------------
Mexico                                      0.6%
------------------------------------------------
Netherlands                                 5.2%
------------------------------------------------
New Zealand                                 0.1%
------------------------------------------------
Norway                                      0.2%
------------------------------------------------
Papua New Guinea                            0.2%
------------------------------------------------
Singapore                                   2.5%
------------------------------------------------
South Africa                                1.1%
------------------------------------------------
South Korea                                 1.6%
------------------------------------------------
Spain                                       2.4%
------------------------------------------------
Sweden                                      1.8%
------------------------------------------------
Switzerland                                 7.9%
------------------------------------------------
Taiwan                                      0.9%
------------------------------------------------
United Kingdom                             14.5%
------------------------------------------------
United States                               2.5%
------------------------------------------------
Other(2)                                    2.3%
------------------------------------------------




--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of April 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Nestle (Switzerland)                        1.7%
------------------------------------------------
Novartis (Switzerland)                      1.3%
------------------------------------------------
GlaxoSmithKline (United Kingdom)            1.1%
------------------------------------------------
BHP Billiton (United Kingdom)               1.1%
------------------------------------------------
BP (United Kingdom)                         1.0%
------------------------------------------------
Roche Holding (Switzerland)                 0.9%
------------------------------------------------
BG Group (United Kingdom)                   0.9%
------------------------------------------------
British American Tobacco (United Kingdom)   0.7%
------------------------------------------------
Telefonica (Spain)                          0.7%
------------------------------------------------
EnCana (Canada)                             0.7%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                       REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  963.10        $ 6.91         1.42%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.75        $ 7.10         1.42%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  957.70        $10.63         2.19%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.93        $10.94         2.19%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  957.60        $10.53         2.17%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.03        $10.84         2.17%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  962.50        $ 4.72          .97%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.98        $ 4.86          .97%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  963.70        $ 6.23         1.28%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.45        $ 6.41         1.28%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2009: -3.69% for Class A, -4.23% for Class B, -4.24% for Class C, -3.75% for Class I and -3.63% for Class R4.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                       REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (96.8%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (4.9%)
Australian Stock Exchange                                25,000              $594,285
BHP Billiton                                            177,785             4,297,239
Billabong Intl                                          115,000               877,261
Cochlear                                                  3,000               108,323
CSL                                                      71,368             1,784,661
Foster's Group                                          157,632               603,527
Newcrest Mining                                          64,611             1,405,399
Origin Energy                                           143,174             1,694,442
Perpetual                                                28,500               666,304
Sino Gold Mining                                        323,000(b)          1,278,911
Westpac Banking                                          60,900               849,493
Woolworths                                               91,464             1,775,531
                                                                      ---------------
Total                                                                      15,935,376
-------------------------------------------------------------------------------------

BELGIUM (1.5%)
Colruyt                                                   3,959(d)            902,467
Eurofins Scientific                                       8,800(d)            490,099
Fortis                                                  180,018               447,866
Groupe Bruxelles Lambert                                  9,630(d)            700,401
InBev                                                    56,793(d)          1,752,283
Solvay                                                    7,900               681,944
                                                                      ---------------
Total                                                                       4,975,060
-------------------------------------------------------------------------------------

BRAZIL (1.1%)
Localiza Rent A Car                                     249,400             1,293,127
Natura Cosmeticos                                        80,000               951,031
Porto Seguro                                             33,200               200,223
Suzano Papel e Celulose                                 196,000(b)          1,244,772
                                                                      ---------------
Total                                                                       3,689,153
-------------------------------------------------------------------------------------

CAMBODIA (0.1%)
NagaCorp                                              2,933,800               291,491
-------------------------------------------------------------------------------------

CANADA (7.4%)
Barrick Gold                                             56,800             1,645,515
Canadian Natl Railway                                    38,800(d)          1,569,440
Canadian Natural Resources                               32,000             1,476,037
Canadian Utilities Cl A                                  14,400               416,569
CCL Inds Cl B                                            38,500               742,819
Enbridge                                                 43,587             1,346,790
EnCana                                                   53,400             2,448,808
Fairfax Financial Holdings                                1,800               476,338
First Quantum Minerals                                   16,900               653,979
Groupe Aeroplan                                          91,513               579,342
Horizon North Logistics                                 110,500(b)             70,881
IAMGOLD                                                  73,400               585,305
Ivanhoe Mines                                            39,000(b,d)          250,495
METRO Series A                                           17,300               536,727
Potash Corp of Saskatchewan                              18,800             1,615,799
Research In Motion                                        9,000(b)            622,062
Ritchie Bros Auctioneers                                  7,000               156,800
Royal Bank of Canada                                     30,300             1,074,703
ShawCor Cl A                                             77,300             1,412,998
Shoppers Drug Mart                                       27,700             1,002,227
Sino-Forest Cl A                                         79,800(b)            698,568
Suncor Energy                                            59,500             1,498,228
Talisman Energy                                          53,400               669,404
Tesco                                                    16,500(b)            165,825
Toronto-Dominion Bank                                    34,100(d)          1,346,731
TriStar Oil & Gas                                        31,800(b)            286,643
Uranium One                                             138,000(b,d)          381,855
Viterra                                                  54,852(b)            400,145
Xtreme Coil Drilling                                     14,600(b)             36,359
                                                                      ---------------
Total                                                                      24,167,392
-------------------------------------------------------------------------------------

CHILE (0.5%)
SQM ADR                                                  52,000(d)          1,638,520
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CHINA (1.3%)
China Shipping Development Series H                     816,000              $945,519
China Yurun Food Group                                  648,000(d)            771,757
Jiangsu Expressway Series H                             934,000               666,463
Mindray Medical Intl ADR                                 36,000(d)            821,520
New Oriental Education & Technology Group ADR            10,000(b,d)          529,800
Shandong Weigao Group Medical Polymer Series
 H                                                       83,700               158,114
VisionChina Media ADR                                    47,000(b)            252,390
                                                                      ---------------
Total                                                                       4,145,563
-------------------------------------------------------------------------------------

CZECH REPUBLIC (0.2%)
Komercni Banka                                            5,400               733,183
-------------------------------------------------------------------------------------

DENMARK (1.0%)
Novo Nordisk Series B                                    42,701(d)          2,045,007
Novozymes Series B                                       15,342(d)          1,045,551
                                                                      ---------------
Total                                                                       3,090,558
-------------------------------------------------------------------------------------

FINLAND (1.3%)
Jaakko Poyry Group                                       81,000             1,015,101
Nokia                                                   101,074(d)          1,461,954
Ramirent                                                 99,000(b,d)          484,742
Stockmann Series B                                       59,000(d)          1,113,386
                                                                      ---------------
Total                                                                       4,075,183
-------------------------------------------------------------------------------------

FRANCE (5.2%)
ALSTOM                                                   22,976             1,454,435
Bouygues                                                 23,801(d)          1,024,283
Carbone Lorraine                                         14,600(d)            382,747
Eurazeo                                                  12,233(d)            504,677
Eutelsat Communications                                  34,670               755,652
Gemalto                                                  22,325(b,d)          707,573
Hermes Intl                                              10,407(d)          1,388,088
Hi-Media                                                 50,000(b,d)          199,164
Iliad                                                     9,600(d)          1,013,791
Neopost                                                  17,270(d)          1,468,955
Norbert Dentressangle                                     8,000               280,550
Pierre & Vacances                                         9,600               617,167
Rubis                                                     6,700               381,789
Saft Groupe                                              15,000               461,518
Sodexho Alliance                                         16,235               783,972
SR Teleperformance                                       25,950               753,954
Total                                                    38,253             1,941,102
Unibail-Rodamco                                           3,836               575,812
VINCI                                                    28,204             1,276,471
Vivendi                                                  36,772(d)            996,114
                                                                      ---------------
Total                                                                      16,967,814
-------------------------------------------------------------------------------------

GERMANY (5.1%)
Bayer                                                    25,216(b,d)        1,255,029
Bilfinger Berger                                         11,682(d)            556,228
CTS Eventim                                              31,900(d)            928,726
Deutsche Beteiligungs                                    17,500               231,586
ElringKlinger                                            41,100(d)            596,654
Hochtief                                                 10,909               535,446
MTU Aero Engines Holding                                 17,000               573,671
Rational                                                  8,000(d)            815,924
Rhon-Klinikum                                            74,500(d)          1,569,544
RWE                                                      20,113(d)          1,452,996
SAP                                                      69,148(d)          2,655,987
Siemens                                                  18,096(d)          1,222,032
Software                                                  8,194(d)            513,115
Takkt                                                    31,181               309,888
Tognum                                                   30,400               372,528
Vossloh                                                  13,879(d)          1,432,790
Wincor Nixdorf                                           24,300(d)          1,221,980
ZhongDe Waste Technology                                 12,100               262,285
                                                                      ---------------
Total                                                                      16,506,409
-------------------------------------------------------------------------------------

GREECE (0.8%)
Intralot-Integrated Lottery Systems &
 Services                                               209,100             1,245,205
OPAP                                                     20,749               643,619
Public Power                                             32,124               623,640
                                                                      ---------------
Total                                                                       2,512,464
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HONG KONG (2.3%)
China Green Holdings                                  1,350,000            $1,085,240
FU JI Food & Catering Services Holdings                 737,000(d)            392,755
Hang Seng Bank                                           58,300               651,464
Hong Kong Exchanges and Clearing                        220,200             2,568,560
Hongkong Electric Holdings                               93,500               552,562
Hopewell Highway Infrastructure                         477,400               261,187
Lifestyle Intl Holdings                                 860,000               826,720
Noble Group                                             736,000               646,705
REXCAPITAL Financial Holdings                         7,526,800(b)            441,901
                                                                      ---------------
Total                                                                       7,427,094
-------------------------------------------------------------------------------------

INDIA (1.4%)
Asian Paints                                             48,446               867,224
Educomp Solutions                                        11,400               569,361
Housing Development Finance                              20,000               695,241
Jain Irrigation Systems                                  77,000               774,742
Mundra Port and Special Economic Zone                    63,500               496,744
Shriram Transport Finance                                64,000               285,274
United Phosphorus                                       411,900               954,299
                                                                      ---------------
Total                                                                       4,642,885
-------------------------------------------------------------------------------------

INDONESIA (0.3%)
Perusahaan Gas Negara                                 3,380,000               829,056
-------------------------------------------------------------------------------------

IRELAND (1.1%)
CRH                                                      51,710             1,359,711
Experian                                                132,963               885,223
Paddy Power                                              13,500               245,825
United Drug                                             370,000             1,038,034
                                                                      ---------------
Total                                                                       3,528,793
-------------------------------------------------------------------------------------

ISRAEL (0.3%)
Israel Chemicals                                        133,800             1,125,248
-------------------------------------------------------------------------------------

ITALY (1.7%)
Compagnie Industriali Riunite                           613,200(d)            806,608
Credito Emiliano                                         70,000               353,169
Enel                                                    164,681               900,597
Eni                                                      38,588               840,025
Exor                                                     10,113(b)             83,644
Finmeccanica                                             61,498               873,242
GranitiFiandre                                           47,900               156,569
Lottomatica                                              30,477(b)            629,578
Terna -- Rete Elettrica Nationale                       230,078               742,154
                                                                      ---------------
Total                                                                       5,385,586
-------------------------------------------------------------------------------------

JAPAN (18.2%)
AEON Delight                                             49,000(d)            623,191
AEON Mall                                                83,300(d)          1,088,994
Ain Pharmaciez                                           29,800               453,049
AIR WATER                                                63,000               516,912
AS ONE                                                   20,200(d)            331,890
Asics                                                    84,100(d)            541,623
Astellas Pharma                                          21,600               703,212
Benesse                                                  29,000(d)          1,105,894
CAPCOM                                                   23,800               410,832
Chugai Pharmaceutical                                    36,200               670,037
Chuo Mitsui Trust Holdings                              145,000               472,064
COMSYS Holdings                                          56,000(d)            453,229
Cosel                                                    31,500(d)            250,789
Daiseki                                                  35,100(d)            671,392
Daiwa Securities Group                                  158,000(d)            818,852
East Japan Railway                                       28,400             1,601,476
Fast Retailing                                           10,163(d)          1,061,663
Fukuoka REIT                                                145               563,241
Glory                                                    41,100(d)            754,896
Godo Steel                                               82,598               212,780
Hamamatsu Photonics                                      25,000               500,766
Hisamitsu Pharmaceutical                                 19,200               543,292
Honda Motor                                              27,400               790,606
Hosiden                                                  53,700               653,012
Ibiden                                                   55,800(d)          1,618,555
Jupiter Telecommunications                                2,013(d)          1,414,830
Kamigumi                                                138,000               883,153


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Kansai Paint                                            308,000            $1,643,100
KDDI                                                        267             1,196,909
Kintetsu World Express                                   35,400(d)            713,034
Kirin Holdings                                           68,000               746,904
Lawson                                                   19,100(d)            739,987
Maeda                                                   106,359               341,949
Makita                                                   26,000               594,631
Mitsubishi Estate                                       116,000(d)          1,509,427
Mitsubishi Logistics                                     50,000(d)            473,636
Mitsubishi UFJ Financial Group                          161,100               874,132
Mitsui & Co                                              53,000(d)            557,957
Mitsui Sumitomo Insurance Group Holdings                 44,100             1,196,437
MIURA                                                    27,400               600,250
Nakanishi                                                 8,400               517,126
NGK Insulators                                           31,000(d)            470,035
Nintendo                                                  7,600             2,027,972
Nippon Accommodations Fund                                   32               141,178
Nippon Building Fund                                        161(d)          1,304,668
Nippon Electric Glass                                    70,000               560,858
Nippon Residential Investment                               400(d)            444,224
Nissan Chemical Inds                                     71,000               588,312
Nissan Motor                                            147,200               761,387
Nitori                                                    9,050               509,412
Oji Paper                                               151,000(d)            647,806
Olympus                                                  22,000(d)            357,225
ORIX JREIT                                                  195               731,752
Osaka Securities Exchange                                   342             1,082,202
POINT                                                    23,900(d)          1,066,542
Rakuten                                                   1,137(d)            574,271
Rohto Pharmaceutical                                     58,000               521,770
Ryohin Keikaku                                           13,000               495,745
Seven Bank                                                  460             1,082,364
Shimano                                                   2,190                64,190
Shin-Etsu Chemical                                       26,900             1,298,634
SoftBank                                                 93,800             1,474,558
Sony Financial Holdings                                     289               905,699
Sumitomo Mitsui Financial Group                          41,500(d)          1,431,049
Suruga Bank                                             154,000             1,307,295
Suzuki Motor                                             39,800               743,533
Sysmex                                                   11,000               330,226
T. Hasegawa                                              24,400(d)            252,664
Tamron                                                   35,000               359,588
Tokio Marine Holdings                                    63,200             1,663,343
Tokuyama                                                 92,000(d)            544,914
Toyo Suisan Kaisha                                       27,000               526,314
Toyo Tanso                                                4,900(d)            179,900
Tsumura & Co                                              5,300               145,133
UBE Inds                                                297,000               557,257
Unicharm PetCare                                         26,400(d)            706,863
Ushio                                                    45,000               582,815
Wacom                                                       497               622,012
Yokohama Rubber                                         118,000               511,019
Yusen Air & Sea Service                                   7,100                82,090
ZENRIN                                                   28,000(d)            361,789
                                                                      ---------------
Total                                                                      59,434,317
-------------------------------------------------------------------------------------

LUXEMBOURG (0.2%)
SES FDR                                                  44,000               798,297
-------------------------------------------------------------------------------------

MEXICO (0.6%)
Grupo Aeroportuario del Sureste ADR                      30,000(d)            930,000
Urbi Desarrollos Urbanos                                850,000(b,d)          937,604
                                                                      ---------------
Total                                                                       1,867,604
-------------------------------------------------------------------------------------

NETHERLANDS (5.2%)
Aalberts Inds                                            91,317               704,522
Arcadis                                                  51,900(d)            772,670
Fugro                                                    46,403(d)          1,677,341
Imtech                                                   97,650             1,535,192
Koninklijke Ahold                                       149,810(d)          1,651,827
Koninklijke DSM                                          22,474               702,332
Koninklijke Vopak                                        30,882(d)          1,371,927
Qiagen                                                   30,000(b,d)          496,653
Reed Elsevier                                           115,393(d)          1,276,309
Royal Dutch Shell Series A                               86,246             2,007,136


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
NETHERLANDS (CONT.)
Royal Dutch Shell Series B                               88,578            $2,040,440
Smit Intl                                                10,800(d)            612,705
Ten Cate                                                 59,920             1,152,950
Unit 4 Agresso                                           64,150(d)            781,014
                                                                      ---------------
Total                                                                      16,783,018
-------------------------------------------------------------------------------------

NEW ZEALAND (0.1%)
Sky City Entertainment Group                            273,675               423,751
-------------------------------------------------------------------------------------

NORWAY (0.2%)
Tandberg                                                 46,200(d)            659,416
-------------------------------------------------------------------------------------

PAPUA NEW GUINEA (0.2%)
Lihir Gold                                              243,176(b)            530,009
-------------------------------------------------------------------------------------

SINGAPORE (2.5%)
CDL Hospitality Trusts                                1,330,000               521,392
ComfortDelGro                                           800,000               767,827
Golden Agri-Resources                                 2,503,280               626,032
Mapletree Logistics Trust                             3,200,000(d)            930,044
Olam Intl                                             1,366,500             1,634,812
Oversea-Chinese Banking                                 359,000(d)          1,426,779
Singapore Exchange                                      320,000             1,356,134
United Overseas Bank                                    101,000               785,063
                                                                      ---------------
Total                                                                       8,048,083
-------------------------------------------------------------------------------------

SOUTH AFRICA (1.1%)
Impala Platinum Holdings                                 24,000               464,589
Mr Price Group                                          212,900               656,489
Naspers Series N                                         79,000             1,622,327
Randgold Resources ADR                                   18,500(d)            895,400
                                                                      ---------------
Total                                                                       3,638,805
-------------------------------------------------------------------------------------

SOUTH KOREA (1.6%)
MegaStudy                                                 6,850             1,159,567
NHN                                                       7,400(b)            897,652
Sung Kwang Bend                                          36,000               567,283
Taewoong                                                 17,000             1,253,218
Woongjin Coway                                           50,700             1,263,643
                                                                      ---------------
Total                                                                       5,141,363
-------------------------------------------------------------------------------------

SPAIN (2.4%)
Banco Santander                                          46,512               447,480
Grifols                                                  30,898               545,048
Iberdrola                                               267,925             2,127,348
Indra Sistemas                                           23,515(d)            467,400
Mapfre                                                  177,696(d)            510,284
Red Electrica de Espana                                  23,100               971,799
Telefonica                                              135,036             2,575,062
                                                                      ---------------
Total                                                                       7,644,421
-------------------------------------------------------------------------------------

SWEDEN (1.7%)
Elekta Series B                                          55,539(d)            647,722
Hennes & Mauritz Series B                                15,343               691,891
Hexagon Series B                                        208,954(d)          1,618,116
Nobia                                                   204,170(b,d)          789,900
SSAB Svenskt Stal Series B                               76,401               698,564
Sweco Series B                                          149,700               694,625
Telefonaktiebolaget LM Ericsson Series B                 60,368               533,193
                                                                      ---------------
Total                                                                       5,674,011
-------------------------------------------------------------------------------------

SWITZERLAND (7.9%)
ABB                                                      36,186(b)            519,029
ACE                                                      16,181               749,504
Actelion                                                 26,668(b,d)        1,220,898
Aryzta                                                   29,200(b)            852,824
Burckhardt Compression Holding                            3,850               499,258
Galenica                                                  1,511(d)            436,899
Geberit                                                   7,300(d)            783,541
Kuehne & Nagel Intl                                      12,600               956,625
Nestle                                                  193,233             6,325,437
Novartis                                                130,556             4,964,654
Pargesa Holding Cl B                                      7,658               488,818
Roche Holding                                            26,979             3,415,829


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SWITZERLAND (CONT.)
Sika                                                        950              $865,684
Transocean                                                8,140(b)            549,287
Xstrata                                                 220,908             1,985,486
Zurich Financial Services                                 5,292               993,211
                                                                      ---------------
Total                                                                      25,606,984
-------------------------------------------------------------------------------------

TAIWAN (0.9%)
Everlight Electronics                                   282,975               598,287
Formosa Intl Hotels                                      80,800               925,042
President Chain Store                                   353,000               848,840
Yuanta Financial Holding                                679,000               398,433
                                                                      ---------------
Total                                                                       2,770,602
-------------------------------------------------------------------------------------

UNITED KINGDOM (14.4%)
Aggreko                                                  76,338               652,797
Autonomy                                                 45,273(b)            958,491
Babcock Intl Group                                       76,334               493,242
BAE Systems                                             295,834             1,567,991
Balfour Beatty                                           89,141               444,774
BG Group                                                203,287             3,287,297
BHP Billiton                                             42,804               901,786
BP                                                      502,634             3,588,049
British American Tobacco                                115,752             2,806,834
Cable & Wireless                                        383,616               851,328
Capita Group                                            212,304             2,150,011
Chemring Group                                           32,307             1,008,051
Cobham                                                  452,927             1,182,721
Compass Group                                           169,437               812,199
G4S                                                     277,375               775,191
GAME Group                                              217,377               637,582
GlaxoSmithKline                                         271,713             4,216,918
Imperial Tobacco Group                                   82,963             1,903,730
Inmarsat                                                 81,789               588,388
Intermediate Capital Group                               40,000               288,351
Intertek Group                                          135,572             2,047,882
Keller Group                                             50,000               440,145
Marks & Spencer Group                                   164,958               826,727
N Brown Group                                            24,600                85,802
Petrofac                                                 74,199               630,663
Reckitt Benckiser Group                                  47,399             1,870,257
Reed Elsevier                                            52,898               394,830
Rio Tinto                                                30,153             1,237,503
Rotork                                                   85,931             1,036,136
RPS Group                                               175,000               490,633
RSA Insurance Group                                     297,707               577,873
Sage Group                                              205,279               563,375
Serco Group                                             247,000             1,342,047
Smith & Nephew                                          110,000               781,979
Smiths Group                                             64,542               700,409
Standard Chartered                                      147,744             2,312,622
Tesco                                                   114,322               570,330
Tullow Oil                                               31,900               380,631
United Utilities Group ADR                               77,488               582,954
Wm Morrison Supermarkets                                260,025               949,252
                                                                      ---------------
Total                                                                      46,937,781
-------------------------------------------------------------------------------------

UNITED STATES (2.1%)
Alexion Pharmaceuticals                                  22,000(b,d)          735,240
Atwood Oceanics                                          62,000(b,d)        1,383,841
BioMarin Pharmaceutical                                  21,286(b,d)          273,738
Bristow Group                                            13,500(b,d)          307,260
Central European Distribution                            44,700(b,d)        1,001,280
Cephalon                                                  8,000(b,d)          524,880
FMC Technologies                                         19,000(b)            650,370
Illumina                                                  7,000(b)            261,450
Oceaneering Intl                                         12,500(b,d)          569,625
Synthes                                                  10,346             1,051,557
                                                                      ---------------
Total                                                                       6,759,241
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $366,201,306)                                                     $314,384,531
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


EXCHANGE TRADED FUND (0.4%)
ISSUER                                                 SHARES                VALUE(a)
iShares MSCI Taiwan Index Fund                          123,800(d)         $1,265,236
-------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUND
(Cost: $1,218,499)                                                         $1,265,236
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.28%                                     7,556,388(e)         $7,556,388
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $7,556,388)                                                         $7,556,388
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (16.3%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     53,092,120           $53,092,120
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $53,092,120)                                                       $53,092,120
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $428,068,313)(f)                                                  $376,298,275
=====================================================================================





SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at April 30, 2009:

                                           PERCENTAGE OF
INDUSTRY                                     NET ASSETS        VALUE
------------------------------------------------------------------------
Aerospace & Defense                              1.6%         $5,205,676
Air Freight & Logistics                          0.3           1,075,674
Auto Components                                  0.3           1,107,673
Automobiles                                      0.7           2,295,526
Beverages                                        1.3           4,103,994
Biotechnology                                    1.6           5,084,465
Building Products                                0.5           1,507,393
Capital Markets                                  0.6           2,005,093
Chemicals                                        4.6          14,898,394
Commercial Banks                                 4.7          15,147,591
Commercial Services & Supplies                   1.6           5,276,174
Communications Equipment                         1.0           3,276,625
Computers & Peripherals                          0.8           2,551,565
Construction & Engineering                       2.5           8,075,012
Construction Materials                           0.4           1,359,711
Consumer Finance                                 0.1             285,274
Containers & Packaging                           0.2             742,819
Diversified Consumer Services                    1.0           3,364,622
Diversified Financial Services                   2.5           8,225,020
Diversified Telecommunication Services           1.6           5,028,569
Electric Utilities                               1.8           5,918,100
Electrical Equipment                             1.3           4,203,761
Electronic Equipment, Instruments &
  Components                                     1.5           4,967,614
Energy Equipment & Services                      2.3           7,383,569


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


                                           PERCENTAGE OF
INDUSTRY                                     NET ASSETS        VALUE
------------------------------------------------------------------------
ETF                                              0.4%         $1,265,236
Food & Staples Retailing                         3.4          11,065,049
Food Products                                    3.5          11,294,612
Gas Utilities                                    0.4           1,210,845
Health Care Equipment & Supplies                 1.5           4,773,792
Health Care Providers & Services                 1.0           3,376,367
Hotels, Restaurants & Leisure                    2.3           7,452,505
Household Durables                               1.1           3,611,802
Household Products                               0.6           1,870,257
Industrial Conglomerates                         0.8           2,729,049
Insurance                                        2.2           7,272,912
Internet & Catalog Retail                        0.3             969,961
Internet Software & Services                     0.3             897,652
IT Services                                      0.1             467,400
Leisure Equipment & Products                     0.1             423,778
Life Sciences Tools & Services                   0.4           1,248,202
Machinery                                        2.6           8,370,112
Marine                                           0.6           1,902,144
Media                                            2.9           9,579,770
Metals & Mining                                  5.2          17,042,960
Multiline Retail                                 1.0           3,262,578
Multi-Utilities                                  0.8           2,452,519
Office Electronics                               0.5           1,468,955
Oil, Gas & Consumable Fuels                      7.4          23,886,887
Paper & Forest Products                          0.8           2,591,146
Personal Products                                0.3             951,031
Pharmaceuticals                                  5.7          18,480,881
Professional Services                            2.1           6,852,171
Real Estate Investment Trusts (REITs)            1.6           5,212,311
Real Estate Management & Development             0.8           2,598,421
Road & Rail                                      1.6           5,231,870
Software                                         2.4           7,910,786
Specialty Retail                                 1.7           5,413,479
Textiles, Apparel & Luxury Goods                 1.2           3,959,922
Thrifts & Mortgage Finance                       0.2             695,241
Tobacco                                          1.4           4,710,564
Trading Companies & Distributors                 0.5           1,689,404
Transportation Infrastructure                    1.8           5,695,815
Wireless Telecommunication Services              0.8           2,671,467
Other(1)                                        18.7          60,648,508
------------------------------------------------------------------------
Total                                                       $376,298,275
------------------------------------------------------------------------


(1) Cash & Cash Equivalents.



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2009



                               CURRENCY TO              CURRENCY TO     UNREALIZED     UNREALIZED
EXCHANGE DATE                 BE DELIVERED              BE RECEIVED   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------
May 1, 2009                            816                    1,192     $     --         $    (15)
                             British Pound              U.S. Dollar
-------------------------------------------------------------------------------------------------
May 1, 2009                     46,657,113                  482,398        9,197               --
                              Japanese Yen              U.S. Dollar
-------------------------------------------------------------------------------------------------
May 1, 2009                        857,627                1,214,676       24,847               --
                               U.S. Dollar        Australian Dollar
-------------------------------------------------------------------------------------------------
May 1, 2009                        217,830                  265,617        4,892               --
                               U.S. Dollar          Canadian Dollar
-------------------------------------------------------------------------------------------------
May 4, 2009                         69,649                   91,491           --             (679)
                    European Monetary Unit              U.S. Dollar
-------------------------------------------------------------------------------------------------
May 4, 2009                        200,652                   25,889           --               (2)
                          Hong Kong Dollar              U.S. Dollar
-------------------------------------------------------------------------------------------------
May 4, 2009                         10,655                    8,112           80               --
                               U.S. Dollar   European Monetary Unit
-------------------------------------------------------------------------------------------------
May 4, 2009                         51,545                   77,143          596               --
                               U.S. Dollar         Singapore Dollar
-------------------------------------------------------------------------------------------------
May 5, 2009                          6,279                    8,247           --              (62)
                    European Monetary Unit              U.S. Dollar
-------------------------------------------------------------------------------------------------
May 5, 2009                        268,750                  357,778        2,128               --
                    European Monetary Unit              U.S. Dollar
-------------------------------------------------------------------------------------------------
May 5, 2009                        246,199                  217,318        1,596               --
                               Swiss Franc              U.S. Dollar
-------------------------------------------------------------------------------------------------
May 5, 2009                          3,681                    2,490            2               --
                               U.S. Dollar            British Pound
-------------------------------------------------------------------------------------------------
May 5, 2009                        348,714                  261,523           --           (2,629)
                               U.S. Dollar   European Monetary Unit
-------------------------------------------------------------------------------------------------
May 5, 2009                         30,519                   45,324          115               --
                               U.S. Dollar         Singapore Dollar
-------------------------------------------------------------------------------------------------
May 6, 2009                        163,293                  216,397          304               --
                    European Monetary Unit              U.S. Dollar
-------------------------------------------------------------------------------------------------
May 6, 2009                        223,330                   27,833           51               --
                             Swedish Krona              U.S. Dollar
-------------------------------------------------------------------------------------------------
May 6, 2009                         81,612                   61,594           --             (102)
                               U.S. Dollar   European Monetary Unit
-------------------------------------------------------------------------------------------------
May 6, 2009                          6,550                    9,672           --              (13)
                               U.S. Dollar         Singapore Dollar
-------------------------------------------------------------------------------------------------
May 7, 2009                         36,941                   48,947           61               --
                    European Monetary Unit              U.S. Dollar
-------------------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2009
(CONTINUED)



                               CURRENCY TO              CURRENCY TO     UNREALIZED     UNREALIZED
EXCHANGE DATE                 BE DELIVERED              BE RECEIVED   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------
May 7, 2009                    145,805,345                1,515,862     $ 37,041         $     --
                              Japanese Yen              U.S. Dollar
-------------------------------------------------------------------------------------------------
May 7, 2009                          4,277                  412,955           --              (88)
                               U.S. Dollar             Japanese Yen
-------------------------------------------------------------------------------------------------
May 8, 2009                      7,940,331                   80,688          156               --
                              Japanese Yen              U.S. Dollar
-------------------------------------------------------------------------------------------------
Total                                                                    $81,066          $(3,590)
-------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.

(f) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $428,068,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $17,894,000
     Unrealized depreciation                         (69,664,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(51,770,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                        FAIR VALUE AT APRIL 30, 2009
                         ---------------------------------------------------------
                              LEVEL 1        LEVEL 2
                           QUOTED PRICES      OTHER        LEVEL 3
                             IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $375,224,365     $1,073,910       $--      $376,298,275
Other financial
  instruments*                       --         77,476        --            77,476
----------------------------------------------------------------------------------
Total                      $375,224,365     $1,151,386       $--      $376,375,751
----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation (depreciation) on the instrument.





--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  21

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $367,419,805)             $ 315,649,767
  Affiliated money market fund (identified cost $7,556,388)            7,556,388
  Investments of cash collateral received for securities on loan
    (identified cost $53,092,120)                                     53,092,120
--------------------------------------------------------------------------------
Total investments in securities (identified cost $428,068,313)       376,298,275
Foreign currency holdings (identified cost $77,166)                       78,239
Capital shares receivable                                                133,313
Dividends and accrued interest receivable                              1,960,275
Receivable for investment securities sold                              3,298,264
Unrealized appreciation on forward foreign currency contracts             81,066
--------------------------------------------------------------------------------
Total assets                                                         381,849,432
--------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                           31,340
Capital shares payable                                                   376,892
Payable for investment securities purchased                            3,280,533
Payable upon return of securities loaned                              53,092,120
Unrealized depreciation on forward foreign currency contracts              3,590
Accrued investment management services fees                                8,818
Accrued distribution fees                                                  1,732
Accrued transfer agency fees                                               2,025
Accrued administrative services fees                                         710
Accrued plan administration services fees                                      3
Other accrued expenses                                                   171,210
--------------------------------------------------------------------------------
Total liabilities                                                     56,968,973
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 324,880,459
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     723,231
Additional paid-in capital                                           557,994,294
Undistributed net investment income                                    1,958,110
Accumulated net realized gain (loss)                                (184,023,616)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (51,771,560)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 324,880,459
--------------------------------------------------------------------------------
*Including securities on loan, at value                            $  50,911,265
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $149,429,528           33,314,433                       $4.49(1)
Class B                     $ 23,352,124            5,433,468                       $4.30
Class C                     $  2,647,351              617,599                       $4.29
Class I                     $148,954,701           32,847,347                       $4.53
Class R4                    $    496,755              110,217                       $4.51
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $4.76. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  23

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                              5,363,200
Income distributions from affiliated money market fund                    19,757
Fee income from securities lending                                       237,483
  Less foreign taxes withheld                                           (572,113)
--------------------------------------------------------------------------------
Total income                                                           5,048,327
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    1,569,355
Distribution fees
  Class A                                                                197,573
  Class B                                                                124,086
  Class C                                                                 13,403
Transfer agency fees
  Class A                                                                332,078
  Class B                                                                 55,550
  Class C                                                                  5,820
  Class R4                                                                   127
Administrative services fees                                             129,669
Plan administration services fees -- Class R4                                636
Compensation of board members                                              5,635
Custodian fees                                                           183,385
Printing and postage                                                      49,400
Registration fees                                                         19,250
Professional fees                                                         39,130
Other                                                                     13,607
--------------------------------------------------------------------------------
Total expenses                                                         2,738,704
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (643,010)
  Earnings and bank fee credits on cash balances                             (32)
--------------------------------------------------------------------------------
Total net expenses                                                     2,095,662
--------------------------------------------------------------------------------
Investment income (loss) -- net                                        2,952,665
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (121,091,860)
  Foreign currency transactions                                           23,011
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (121,068,849)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 101,407,982
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                (19,660,867)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ (16,708,202)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2009  OCT. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $   2,952,665  $   6,517,911
Net realized gain (loss) on investments                                (121,068,849)   (58,450,562)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    101,407,982   (346,344,916)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (16,708,202)  (398,277,567)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                (294,452)    (5,169,467)
    Class B                                                                      --       (406,035)
    Class C                                                                      --        (43,456)
    Class I                                                              (1,089,990)    (4,396,109)
    Class R4                                                                 (3,674)       (22,011)
  Net realized gain
    Class A                                                                      --    (32,719,368)
    Class B                                                                      --     (6,138,218)
    Class C                                                                      --       (535,258)
    Class I                                                                      --    (21,398,178)
    Class R4                                                                     --       (113,730)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (1,388,116)   (70,941,830)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2009  OCT. 31, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      $  10,883,023  $  77,216,186
  Class B shares                                                          1,025,248     13,383,385
  Class C shares                                                            258,337      1,658,037
  Class I shares                                                         14,706,224     66,690,223
  Class R4 shares                                                            57,262        335,202
Reinvestment of distributions at net asset value
  Class A shares                                                            287,604     36,915,197
  Class B shares                                                                 --      6,452,602
  Class C shares                                                                 --        567,790
  Class I shares                                                          1,089,942     25,792,822
  Class R4 shares                                                             3,646        133,795
Payments for redemptions
  Class A shares                                                        (42,261,601)   (95,302,249)
  Class B shares                                                         (5,761,619)   (24,045,485)
  Class C shares                                                           (665,091)    (1,633,319)
  Class I shares                                                        (15,465,956)   (27,595,721)
  Class R4 shares                                                           (83,309)      (603,685)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (35,926,290)    79,964,780
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (54,022,608)  (389,254,617)
Net assets at beginning of period                                       378,903,067    768,157,684
--------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 324,880,459  $ 378,903,067
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                   $   1,958,110  $     393,561
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.67       $10.54        $9.42        $8.05        $6.85
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .07(b)       .04(b)       .02          .02
Net gains (losses) (both realized and
 unrealized)                                          (.21)       (5.00)        2.70         2.04         1.33
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.17)       (4.93)        2.74         2.06         1.35
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.01)        (.13)        (.17)        (.06)        (.01)
Distributions from realized gains                       --         (.81)       (1.45)        (.63)        (.14)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.01)        (.94)       (1.62)        (.69)        (.15)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.49        $4.67       $10.54        $9.42        $8.05
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $149         $190         $418         $294         $216
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.91%(e)     1.56%        1.61%        1.61%        1.79%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.42%(e)     1.49%        1.61%        1.61%        1.74%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.66%(e)      .91%         .45%         .23%         .37%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                46%          85%         104%         124%          67%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (3.69%)(i)  (50.70%)(j)   33.56%       27.21%       19.89%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended April 30, 2009 and for the year ended Oct. 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) During the year ended Oct. 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.49       $10.15        $9.12        $7.82        $6.69
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .01(b)      (.03)(b)     (.05)        (.02)
Net gains (losses) (both realized and
 unrealized)                                          (.21)       (4.80)        2.61         1.99         1.29
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.19)       (4.79)        2.58         1.94         1.27
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.06)        (.10)        (.01)          --
Distributions from realized gains                       --         (.81)       (1.45)        (.63)        (.14)
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.87)       (1.55)        (.64)        (.14)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.30        $4.49       $10.15        $9.12        $7.82
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $23          $30          $75          $67          $58
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.69%(e)     2.32%        2.37%        2.37%        2.56%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.19%(e)     2.25%        2.37%        2.37%        2.51%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .89%(e)      .15%        (.30%)       (.53%)       (.39%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                46%          85%         104%         124%          67%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (4.23%)(i)  (51.01%)(j)   32.54%       26.19%       19.13%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended April 30, 2009 and for the year ended Oct. 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) During the year ended Oct. 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.48       $10.14        $9.12        $7.81        $6.69
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .01(b)      (.03)(b)     (.04)        (.02)
Net gains (losses) (both realized and
 unrealized)                                          (.21)       (4.79)        2.61         1.99         1.28
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.19)       (4.78)        2.58         1.95         1.26
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.07)        (.11)        (.01)          --
Distributions from realized gains                       --         (.81)       (1.45)        (.63)        (.14)
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.88)       (1.56)        (.64)        (.14)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.29        $4.48       $10.14        $9.12        $7.81
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3           $3           $7           $4           $3
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.67%(e)     2.32%        2.36%        2.37%        2.55%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.17%(e)     2.25%        2.36%        2.37%        2.51%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .94%(e)      .18%        (.31%)       (.53%)       (.41%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                46%          85%         104%         124%          67%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (4.24%)(i)  (50.99%)(j)   32.56%       26.34%       18.98%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended April 30, 2009 and for the year ended Oct. 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) During the year ended Oct. 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.74       $10.68        $9.53        $8.13        $6.90
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .05(b)       .11(b)       .09(b)       .06          .03
Net gains (losses) (both realized and
 unrealized)                                          (.23)       (5.07)        2.72         2.07         1.36
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.18)       (4.96)        2.81         2.13         1.39
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)        (.17)        (.21)        (.10)        (.02)
Distributions from realized gains                       --         (.81)       (1.45)        (.63)        (.14)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.03)        (.98)       (1.66)        (.73)        (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.53        $4.74       $10.68        $9.53        $8.13
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $149         $155         $267         $128          $83
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.24%(e)     1.10%        1.17%        1.14%        1.28%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .97%(e)     1.10%        1.17%        1.14%        1.28%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.19%(e)     1.36%         .96%         .67%         .95%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                46%          85%         104%         124%          67%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.75%)(h)  (50.46%)(i)   34.10%       27.86%       20.42%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended April 30, 2009 and for the year ended Oct. 31, 2008.
(h) Not annualized.
(i) During the year ended Oct. 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.71       $10.61        $9.48        $8.09        $6.88
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .10(b)       .05(b)       .04          .02
Net gains (losses) (both realized and
 unrealized)                                          (.21)       (5.03)        2.72         2.06         1.34
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.17)       (4.93)        2.77         2.10         1.36
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)        (.16)        (.19)        (.08)        (.01)
Distributions from realized gains                       --         (.81)       (1.45)        (.63)        (.14)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.03)        (.97)       (1.64)        (.71)        (.15)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.51        $4.71       $10.61        $9.48        $8.09
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--           $1           $1           $1           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.54%(e)     1.39%        1.46%        1.43%        1.61%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.16%(e)     1.14%        1.46%        1.43%        1.57%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.95%(e)     1.27%         .58%         .42%         .58%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                46%          85%         104%         124%          67%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.63%)(h)  (50.47%)(i)   33.70%       27.59%       20.07%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended April 30, 2009 and for the year ended Oct. 31, 2008.
(h) Not annualized.
(i) During the year ended Oct. 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  31

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners International Select Growth Fund (the Fund) is a series of RiverSource International Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of foreign issuers that are believed to offer strong growth potential.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 45% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



VALUATION OF SECURITIES
Effective Nov. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2009, foreign currency holdings consisted of multiple denominations, primarily Swedish kronas.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods

--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------




beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 1.00% to 0.875% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper International Multi-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $41,952 for the six months ended April 30, 2009. The management fee for the six months ended April 30, 2009 was 0.97% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
The Investment Manager has Subadvisory Agreements with Columbia Wanger Asset Management, L.P. and Principal Global Investors, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination, subject to the oversight of the Fund's Board, that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2009, other expenses paid to this company were $1,583.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the

--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $1,043,000 and $37,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $108,778 for Class A, $10,464 for Class B and $141 for Class C for the six months ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


(excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.42%
Class B.............................................  2.19
Class C.............................................  2.17
Class I.............................................  0.97
Class R4............................................  1.16


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $181,571
Class B..........................................    29,340
Class C..........................................     3,124


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4...........................................  $293


The management fees waived/reimbursed at the Fund level were $428,682.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.44%
Class B.............................................  2.21
Class C.............................................  2.20
Class I.............................................  1.00
Class R4............................................  1.30


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS CREDITS AND CUSTODIAN FEES
During the six months ended April 30, 2009, the Fund's custodian fees were reduced by $32 as a result of earnings credits from overnight cash balances. Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Nov. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $480 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.


--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $149,296,373 and $179,939,321, respectively, for the six months ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED APRIL 30, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 2,496,203       63,210     (9,948,963)      (7,389,550)
Class B                   246,815           --     (1,419,736)      (1,172,921)
Class C                    63,015           --       (163,290)        (100,275)
Class I                 3,365,517      237,460     (3,508,676)          94,301
Class R4                   12,993          800        (20,080)          (6,287)
----------------------------------------------------------------------------------


                                         YEAR ENDED OCT. 31, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 9,579,779    4,410,418    (12,897,813)       1,092,384
Class B                 1,706,394      797,602     (3,286,721)        (782,725)
Class C                   217,544       70,445       (228,484)          59,505
Class I                 8,293,721    3,048,797     (3,626,193)       7,716,325
Class R4                   38,879       15,909        (77,559)         (22,771)
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Investments. The values of such investments, and any uninvested cash collateral balance, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2009, securities valued at $50,911,265 were on loan, secured by cash collateral of $53,092,120 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $237,483 earned from securities lending from Dec. 1, 2008 through April 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Nov. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $61,732,639 and $65,956,848, respectively, for the six months ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2009.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $57,544,459 at Oct. 31, 2008, that if not offset by capital gains will expire in 2016. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted

--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------




frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
46  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds"). In addition, under the subadvisory agreements (the "Subadvisory Agreements") between RiverSource Investments and each subadviser (collectively, the "Subadvisers"), the Subadvisers perform portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreements (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadvisers: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadvisers, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments, its affiliates and each of the Subadvisers were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance met expectations. Additionally, the Board reviewed the performance of each of the Subadvisers and RiverSource Investments' processes for monitoring the Subadvisers. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by

--------------------------------------------------------------------------------
48  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2008, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements for an additional annual period.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
                                                                      REPORT  49

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
50  RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND -- 2009 SEMIANNUAL
REPORT

RIVERSOURCE PARTNERS INTERNATIONAL SELECT GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6254 J (6/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS INTERNATIONAL SELECT VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009


RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL
GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   20

Statement of Operations............   22

Statements of Changes in Net
  Assets...........................   23

Financial Highlights...............   24

Notes to Financial Statements......   29

Approval of Investment Management
  Services Agreement...............   43

Proxy Voting.......................   46




--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                       REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners International Select Value Fund (the Fund) Class A shares fell 2.36% (excluding sales charge) for the six month period ended April 30, 2009.

> The Fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE
  Value Index, rose 0.34% for the same period.

> The Fund underperformed its peer group, represented by the Lipper
  International Multi-Cap Value Funds Index, which increased 4.60% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                                 Since
                                                               inception
                         6 months*   1 year  3 years  5 years   9/28/01
------------------------------------------------------------------------
RiverSource Partners
  International Select
  Value Fund Class A
  (excluding sales
  charge)                  -2.36%   -48.35%  -16.92%   -1.12%    +3.60%
------------------------------------------------------------------------
MSCI EAFE Value
  Index(1) (unmanaged)     +0.34%   -41.70%  -12.24%   +1.65%    +4.85%
------------------------------------------------------------------------
Lipper International
  Multi-Cap Value Funds
  Index(2)                 +4.60%   -44.70%  -15.01%   +1.87%   +10.37%
------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences

--------------------------------------------------------------------------------
2  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE Value Index, an unmanaged index and subset of the MSCI EAFE Index, measures the performance of value stocks in the MSCI EAFE Index. The style characteristics used for index construction include book value to price ratio, 12-month forward earnings to price ratio, and dividend yield. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper International Multi-Cap Value Funds Index includes the 10 largest international multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

The Fund's investment manager recommended to the Fund that the Fund change its comparative index from the MSCI EAFE GDP Weighted, Half-Hedged Index to the MSCI EAFE Value Index. The investment manager made this recommendation because the new index more closely aligns to the Fund's investment strategy. Based on this recommendation, on Aug. 18, 2008, the MSCI EAFE GDP Weighted, Half-Hedged Index was replaced with the MSCI EAFE Value Index, which will be used as the Fund's primary benchmark going forward. It was intended to show information on both indexes for a one year transition period, but in August 2008 the MSCI EAFE GDP Weighted, Half-Hedged Index was discontinued, and therefore its performance information is no longer available.

The Morgan Stanley Capital International (MSCI) EAFE GDP Weighted, Half-Hedged Index, an unmanaged index, was compiled from a composite of securities of major stock markets in Europe, Australasia and the Far East, with countries weighted according to gross domestic product and currency positions half-hedged.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                       REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  9/28/01)                    -2.36%   -48.35%  -16.92%   -1.12%    +3.60%
---------------------------------------------------------------------------
Class B (inception
  9/28/01)                    -2.71%   -48.67%  -17.51%   -1.87%    +2.83%
---------------------------------------------------------------------------
Class C (inception
  9/28/01)                    -2.51%   -48.61%  -17.50%   -1.86%    +2.84%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                     -1.89%   -47.94%  -16.48%   -0.65%    -0.68%
---------------------------------------------------------------------------
Class R4 (inception
  9/28/01)                    -1.89%   -47.94%  -16.52%   -0.79%    +3.89%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  9/28/01)                    -8.04%   -51.33%  -18.55%   -2.28%    +2.80%
---------------------------------------------------------------------------
Class B (inception
  9/28/01)                    -7.09%   -50.98%  -18.31%   -2.13%    +2.83%
---------------------------------------------------------------------------
Class C (inception
  9/28/01)                    -3.39%   -49.07%  -17.50%   -1.86%    +2.84%
---------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  9/28/01)                   -35.27%   -51.05%  -19.29%   -3.83%    +1.96%
---------------------------------------------------------------------------
Class B (inception
  9/28/01)                   -35.48%   -51.34%  -19.91%   -4.56%    +1.20%
---------------------------------------------------------------------------
Class C (inception
  9/28/01)                   -35.44%   -51.35%  -19.87%   -4.53%    +1.20%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -35.02%   -50.74%  -18.91%   -3.37%    -3.09%
---------------------------------------------------------------------------
Class R4 (inception
  9/28/01)                   -35.03%   -50.75%  -18.99%   -3.52%    +2.22%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  9/28/01)                   -39.00%   -53.86%  -20.88%   -4.96%    +1.17%
---------------------------------------------------------------------------
Class B (inception
  9/28/01)                   -38.38%   -53.53%  -20.69%   -4.81%    +1.20%
---------------------------------------------------------------------------
Class C (inception
  9/28/01)                   -36.02%   -51.79%  -19.87%   -4.53%    +1.20%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

 * Not annualized.

** For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
   X                      MEDIUM   SIZE
   X                      SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                    Total fund  Net fund
                     expenses   expenses
----------------------------------------
Class A                1.29%      1.29%
----------------------------------------
Class B                2.05%      2.05%
----------------------------------------
Class C                2.04%      2.04%
----------------------------------------
Class I                0.84%      0.84%
----------------------------------------
Class R4               1.13%      1.12%(a)
----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.13% for the year ended Oct. 31, 2008), will not exceed 1.25% for Class for Class R4.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                       REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


COUNTRY DIVERSIFICATION(1) (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Australia                                   3.4%
------------------------------------------------
Belgium                                     1.0%
------------------------------------------------
Brazil                                      1.1%
------------------------------------------------
Canada                                      6.0%
------------------------------------------------
China                                       0.4%
------------------------------------------------
Finland                                     1.8%
------------------------------------------------
France                                     12.8%
------------------------------------------------
Germany                                     9.7%
------------------------------------------------
Hong Kong                                   0.8%
------------------------------------------------
India                                       0.3%
------------------------------------------------
Ireland                                     0.2%
------------------------------------------------
Italy                                       3.1%
------------------------------------------------
Japan                                      19.4%
------------------------------------------------
Luxembourg                                  0.6%
------------------------------------------------
Netherlands                                 5.9%
------------------------------------------------
New Zealand                                 0.9%
------------------------------------------------
Norway                                      1.0%
------------------------------------------------
Papua New Guinea                            0.1%
------------------------------------------------
Russia                                      0.9%
------------------------------------------------
Singapore                                   1.2%
------------------------------------------------
South Africa                                1.8%
------------------------------------------------
South Korea                                 1.7%
------------------------------------------------
Spain                                       1.3%
------------------------------------------------
Sweden                                      2.0%
------------------------------------------------
Switzerland                                 2.9%
------------------------------------------------
Taiwan                                      1.2%
------------------------------------------------
United Kingdom                             14.0%
------------------------------------------------
United States                               1.0%
------------------------------------------------
Other(2)                                    3.5%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of April 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


TOP TEN HOLDINGS (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Vodafone Group (United Kingdom)             1.7%
------------------------------------------------
Sanofi-Aventis (France)                     1.6%
------------------------------------------------
Royal Dutch Shell Series A (Netherlands)    1.5%
------------------------------------------------
Novartis (Switzerland)                      1.3%
------------------------------------------------
Total (France)                              1.1%
------------------------------------------------
Societe Generale (France)                   1.1%
------------------------------------------------
GlaxoSmithKline (United Kingdom)            1.0%
------------------------------------------------
BP (United Kingdom)                         1.0%
------------------------------------------------
Telefonica (Spain)                          0.9%
------------------------------------------------
E.ON (Germany)                              0.9%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                       REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  976.40        $ 7.25         1.48%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.46        $ 7.40         1.48%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  972.90        $11.01         2.25%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.64        $11.23         2.25%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  974.90        $10.97         2.24%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.69        $11.18         2.24%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  981.10        $ 3.88          .79%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.88        $ 3.96          .79%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  981.10        $ 4.91         1.00%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.84        $ 5.01         1.00%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2009: -2.36% for Class A, -2.71% for Class B, -2.51% for Class C, -1.89% for Class I and -1.89% for Class R4.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                       REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (95.6%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (3.3%)
Alumina                                              2,305,575             $2,157,823
Australia & New Zealand Banking Group                  454,800              5,253,625
BHP Billiton                                           103,400              2,499,279
Commonwealth Bank of Australia                          79,800              2,035,519
Commonwealth Property Office Fund                    3,261,339(d)           1,931,057
David Jones                                            414,828(d)             913,171
Fairfax Media                                          203,300                175,024
Lend Lease                                             194,260              1,018,971
Macquarie Group                                         82,700(d)           2,011,557
Macquarie Infrastructure Group                       2,385,528(d)           2,339,698
Natl Australia Bank                                    206,721              3,098,313
Newcrest Mining                                         98,361              2,139,519
Transfield Services                                    414,769                750,321
                                                                      ---------------
Total                                                                      26,323,877
-------------------------------------------------------------------------------------

BELGIUM (1.0%)
Belgacom                                               122,163(d)           3,570,354
Delhaize Group                                          64,700(d)           4,383,776
                                                                      ---------------
Total                                                                       7,954,130
-------------------------------------------------------------------------------------

BRAZIL (1.1%)
Eletrobras ADR                                         289,330(d)           3,694,744
Itau Unibanco Banco Multipo ADR                        163,302(d)           2,242,136
Usinas Siderurgicas de Minas Gerais Series A           202,050              2,999,665
                                                                      ---------------
Total                                                                       8,936,545
-------------------------------------------------------------------------------------

CANADA (6.0%)
Barrick Gold                                           223,651              6,508,244
BCE                                                    180,300              3,856,664
Biovail                                                 87,600                958,562
Bombardier Series B                                    731,900              2,319,792
Brookfield Properties                                   98,300(d)             731,110
Fairfax Financial Holdings                               9,900              2,619,858
IAMGOLD                                                193,300              1,541,409
ING Canada                                              58,400              1,692,358
Ivanhoe Mines                                          277,700(b,d)         1,780,057
Magna Intl Cl A                                        195,930              6,653,783
Morguard                                                98,500                775,546
Natl Bank of Canada                                     42,200              1,544,551
Nexen                                                  187,663              3,584,363
Northern Property                                       98,500              1,457,761
Petro-Canada                                           169,600              5,355,645
Suncor Energy                                          148,850              3,774,836
TELUS                                                   75,525              1,757,354
                                                                      ---------------
Total                                                                      46,911,893
-------------------------------------------------------------------------------------

CHINA (0.4%)
China Petroleum & Chemical Series H                  4,210,000              3,302,856
-------------------------------------------------------------------------------------

FINLAND (1.7%)
Nokia                                                  511,700(d)           7,401,329
Nokia ADR                                              220,015              3,111,012
Stora Enso Series R                                    552,806(b,d)         3,189,579
                                                                      ---------------
Total                                                                      13,701,920
-------------------------------------------------------------------------------------

FRANCE (12.8%)
Alcatel-Lucent                                       1,492,160(b)           3,842,664
AREVA                                                    4,478(d)           2,263,715
BNP Paribas                                            142,930              7,613,133
Boiron                                                  42,348              1,073,188
Carbone Lorraine                                        82,946(d)           2,174,473
Credit Agricole                                        553,006              8,196,378
Euler Hermes                                            24,720              1,214,640
Fimalac                                                 17,732                844,762
France Telecom                                         294,900              6,583,608
Gemalto                                                138,794(b,d)         4,398,963
Ipsos                                                   51,204              1,169,550
Lagardere                                              171,900(d)           5,437,995
Latecoere                                               59,746(b)             334,444
Neopost                                                 39,847(d)           3,389,314
Nexans                                                  14,501(b)             677,786
Renault                                                163,100              5,303,142


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
FRANCE (CONT.)
Sanofi-Aventis                                         270,676(d)         $15,678,353
Societe Generale                                       203,485(d)          10,546,410
Technip                                                 87,970(d)           3,824,813
Thales                                                 108,575              4,533,184
Total                                                  212,800             10,798,278
                                                                      ---------------
Total                                                                      99,898,793
-------------------------------------------------------------------------------------

GERMANY (9.6%)
Allianz                                                 77,400(d)           7,143,270
BASF                                                   188,200(d)           7,115,477
Bayer                                                   82,700(b,d)         4,116,072
Bilfinger Berger                                        66,092(d)           3,146,910
Celesio                                                 74,400(d)           1,653,095
Deutsche Bank                                          147,500(d)           7,934,631
Deutsche Lufthansa                                     176,000(d)           2,251,068
Deutsche Post                                          198,670              2,300,459
Deutsche Telekom                                       409,700(d)           4,955,487
E.ON                                                   258,800(d)           8,781,252
ElringKlinger                                           54,890(d)             796,845
Fielmann                                                21,167(d)           1,298,324
GFK                                                     41,749                981,213
MTU Aero Engines Holding                                29,236                986,580
Munich Re Group                                         54,400(d)           7,532,328
Rational                                                 8,567(d)             873,752
RWE                                                     79,010(d)           5,707,807
Siemens                                                 66,177(d)           4,468,963
Symrise                                                177,728(b,d)         2,436,631
Wincor Nixdorf                                          26,601              1,337,691
                                                                      ---------------
Total                                                                      75,817,855
-------------------------------------------------------------------------------------

HONG KONG (0.8%)
AMVIG Holdings                                       4,098,000              2,554,012
Arts Optical Intl Holdings                           1,858,000                479,490
ASM Pacific Technology                                 268,100(d)           1,207,330
COSCO Pacific                                          902,000                867,095
Fong's Inds                                          3,414,000                396,470
Pacific Basin Shipping                               1,276,000                640,478
                                                                      ---------------
Total                                                                       6,144,875
-------------------------------------------------------------------------------------

INDIA (0.3%)
State Bank of India GDR                                 44,500(d)           2,492,000
-------------------------------------------------------------------------------------

IRELAND (0.2%)
Glanbia                                                352,269              1,020,922
United Drug                                            241,285                676,925
                                                                      ---------------
Total                                                                       1,697,847
-------------------------------------------------------------------------------------

ITALY (3.1%)
Eni                                                    388,100              8,448,579
Intesa Sanpaolo                                      1,079,300              3,481,456
Telecom Italia                                       8,400,100(d)           7,559,054
Telecom Italia                                       3,749,600              4,778,432
                                                                      ---------------
Total                                                                      24,267,521
-------------------------------------------------------------------------------------

JAPAN (19.3%)
ARIAKE JAPAN                                            29,100(d)             398,727
Canon                                                  120,600(d)           3,608,252
Coca-Cola West                                         389,400(d)           6,409,763
Dai Nippon Printing                                    603,000(d)           6,366,423
East Japan Railway                                      75,600              4,263,086
FCC                                                    147,200              1,845,244
FUJIFILM Holdings                                      267,400              6,779,988
Fujitsu                                              1,265,000              5,388,493
Hitachi                                              1,009,000(d)           3,489,579
Honda Motor                                             63,300              1,826,474
JFE Holdings                                            76,400              2,072,739
JS Group                                               212,500(d)           2,586,233
Kao                                                     59,000              1,107,608
KDDI                                                       387              1,734,845
Mabuchi Motor                                          146,900(d)           6,629,935
Mitsubishi                                             183,000(d)           2,802,564
Mitsubishi Chemical Holdings                         1,029,500(d)           3,894,599
Mitsubishi UFJ Financial Group                         421,600              2,287,609
Mitsui & Co                                            414,000(d)           4,358,381
Mitsui Sumitomo Insurance Group Holdings               158,000              4,286,555
MIURA                                                   45,100                988,002
NAMCO BANDAI Holdings                                  179,800              1,785,253
Nifco                                                  123,400(d)           1,629,497
Nippon Telegraph & Telephone                           145,500              5,430,481
Nippon Telegraph & Telephone ADR                       319,611              6,008,686
Nissan Motor                                         1,054,200(d)           5,452,814


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Rohm                                                    73,500(d)          $4,495,025
Sega Sammy Holdings                                    352,100(d)           3,171,075
Sekisui House                                          392,000(d)           3,367,418
Seven & I Holdings                                     246,400(d)           5,560,300
Sharp                                                  564,000(d)           5,868,863
Shimano                                                 21,800(d)             638,972
Shiseido                                               334,000(d)           5,863,690
Sony                                                    62,400(d)           1,601,152
Sumitomo Mitsui Financial Group                        137,100(d)           4,727,635
Sumitomo Trust & Banking                               577,000              2,393,462
Taiyo Ink Mfg                                           65,400(d)           1,051,982
Tokyo Electric Power                                    76,900(d)           1,801,631
Toshiba                                              1,557,000(d)           5,305,855
Toyo Seikan Kaisha                                     258,900(d)           4,272,156
Toyota Motor                                            97,700              3,814,897
Ushio                                                  108,200              1,401,347
Wacoal Holdings                                        231,000(d)           2,848,873
                                                                      ---------------
Total                                                                     151,616,163
-------------------------------------------------------------------------------------

LUXEMBOURG (0.6%)
ArcelorMittal                                          197,197              4,697,285
-------------------------------------------------------------------------------------

NETHERLANDS (5.8%)
Fugro                                                   18,259(d)             660,013
ING Groep                                              753,424              7,065,042
Koninklijke Ahold                                      538,820              5,941,103
Koninklijke BAM Groep                                   74,776(d)             743,150
Koninklijke Philips Electronics                        105,390              1,919,075
Koninklijke Vopak                                       79,225(d)           3,519,555
Qiagen                                                  67,672(b,d)         1,120,316
Royal Boskalis Westminster                              51,471              1,210,386
Royal Dutch Shell ADR                                  126,810              5,769,855
Royal Dutch Shell Series A                             634,752             14,758,763
Wolters Kluwer                                         190,455              3,155,519
                                                                      ---------------
Total                                                                      45,862,777
-------------------------------------------------------------------------------------

NEW ZEALAND (0.9%)
Auckland Intl Airport                                  841,263                789,160
Fisher & Paykel Healthcare                           1,215,951              2,088,887
Sky City Entertainment Group                           683,713              1,058,644
Telecom New Zealand                                  1,828,611              2,922,708
                                                                      ---------------
Total                                                                       6,859,399
-------------------------------------------------------------------------------------

NORWAY (1.0%)
Farstad Shipping                                        58,750                884,681
StatoilHydro                                           381,300(d)           7,256,435
                                                                      ---------------
Total                                                                       8,141,116
-------------------------------------------------------------------------------------

PAPUA NEW GUINEA (0.1%)
Lihir Gold                                             453,077(b)             987,495
-------------------------------------------------------------------------------------

RUSSIA (0.9%)
LUKOIL ADR                                              82,000(d)           3,657,200
MMC Norilsk Nickel ADR                                 369,019(d)           3,073,928
                                                                      ---------------
Total                                                                       6,731,128
-------------------------------------------------------------------------------------

SINGAPORE (1.2%)
CapitaMall Trust                                     2,354,099              1,988,931
Hyflux                                                 702,000(d)             863,562
Parkway Holdings                                       902,000(d)             737,695
SembCorp Marine                                        813,000              1,159,466
SIA Engineering                                        907,000(d)           1,207,699
Singapore Airport Terminal Services                    800,000                708,347
SMRT                                                 1,156,000              1,211,085
StarHub                                              1,213,000(d)           1,500,365
                                                                      ---------------
Total                                                                       9,377,150
-------------------------------------------------------------------------------------

SOUTH AFRICA (1.8%)
AngloGold Ashanti ADR                                  164,907(d)           5,079,136
Gold Fields                                            379,107              3,957,126
Impala Platinum Holdings                               167,450              3,241,478
Standard Bank Group                                    216,002              2,105,345
                                                                      ---------------
Total                                                                      14,383,085
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SOUTH KOREA (1.7%)
KB Financial Group                                      53,900(b)          $1,671,367
Korea Electric Power ADR                               248,850(b)           2,657,718
Samsung Electronics                                      6,700              3,094,157
Samsung Electronics                                      8,800              2,279,117
SK Telecom ADR                                         244,750(d)           3,835,233
                                                                      ---------------
Total                                                                      13,537,592
-------------------------------------------------------------------------------------

SPAIN (1.3%)
Prosegur Compania de Seguridad                          52,327              1,499,194
Telefonica                                             470,000              8,962,640
                                                                      ---------------
Total                                                                      10,461,834
-------------------------------------------------------------------------------------

SWEDEN (1.9%)
Nordea Bank                                            495,379(d)           3,734,477
Svenska Cellulosa Series B                             565,700              5,524,277
Telefonaktiebolaget LM Ericsson Series B               234,000(d)           2,066,778
Volvo Series B                                         593,350(d)           3,930,521
                                                                      ---------------
Total                                                                      15,256,053
-------------------------------------------------------------------------------------

SWITZERLAND (2.9%)
Credit Suisse Group                                    207,300              8,100,962
Novartis                                               324,131             12,325,733
UBS                                                    191,200(b)           2,607,968
                                                                      ---------------
Total                                                                      23,034,663
-------------------------------------------------------------------------------------

TAIWAN (1.2%)
AU Optronics                                         3,406,000              3,528,494
Siliconware Precision Inds                           2,534,112              3,180,960
United Microelectronics                              8,172,071              3,065,053
                                                                      ---------------
Total                                                                       9,774,507
-------------------------------------------------------------------------------------

UNITED KINGDOM (14.0%)
Associated British Foods                               487,600              5,179,614
AstraZeneca                                             95,100              3,355,661
Aviva                                                1,045,118              4,878,360
Barclays                                             1,283,600              5,345,857
Bodycote                                               513,961              1,089,266
BP                                                   1,297,200              9,260,052
BP ADR                                                 101,233(d)           4,298,353
Centrica                                             1,583,700              5,318,731
Chloride Group                                       1,038,134              2,515,034
Cobham                                                 350,411                915,022
Croda Intl                                             114,123                918,504
De La Rue                                               67,919                968,674
Drax Group                                             174,000              1,328,337
GlaxoSmithKline                                        606,500              9,412,728
Greene King                                             61,523(d)             567,978
Halma                                                  362,854                956,909
HSBC Holdings                                          733,416              5,213,783
Laird                                                  611,521              1,402,337
Lloyds Banking Group                                 2,835,009              4,697,661
Rexam                                                  392,711              1,838,891
Rotork                                                 203,316              2,451,537
RSA Insurance Group                                  1,548,563              3,005,882
Serco Group                                            175,580                953,995
Spectris                                               136,208              1,186,935
Spirax-Sarco Engineering                                52,862                671,418
Thomas Cook Group                                      472,900              1,838,321
TT electronics                                         916,939                386,629
TUI Travel                                             629,700              2,359,349
Ultra Electronics Holdings                              96,343              1,697,623
United Utilities Group ADR                             490,212              3,687,942
Victrex                                                219,752              1,745,888
Vodafone Group                                       9,024,332             16,649,098
Weir Group                                             440,695              3,162,198
                                                                      ---------------
Total                                                                     109,258,567
-------------------------------------------------------------------------------------

UNITED STATES (0.7%)
Newmont Mining                                         138,355(d)           5,567,405
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,031,958,984)                                                   $752,996,331
-------------------------------------------------------------------------------------



PREFERRED STOCKS & OTHER (0.3%)(c)
ISSUER                                                 SHARES                VALUE(a)
BELGIUM
Fortis
 Rights                                                549,632(b)                  $1
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


PREFERRED STOCKS & OTHER (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

UNITED STATES
Lucent Technologies Capital Trust I Cv                   6,378             $2,589,468
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $2,082,770)                                                         $2,589,469
-------------------------------------------------------------------------------------




MONEY MARKET FUND (3.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.28%                                    27,181,619(e)        $27,181,619
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $27,181,619)                                                       $27,181,619
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON
LOAN (24.3%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    191,387,466          $191,387,466
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $191,387,466)                                                     $191,387,466
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,252,610,839)(f)                                                $974,154,885
=====================================================================================



SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at April 30, 2009:


                                        PERCENTAGE OF
INDUSTRY                                  NET ASSETS           VALUE
------------------------------------------------------------------------
Aerospace & Defense                           1.4%           $10,786,645
Air Freight & Logistics                       0.3              2,300,459
Airlines                                      0.3              2,251,068
Auto Components                               1.2              9,295,872
Automobiles                                   2.1             16,397,327
Beverages                                     0.8              6,409,763
Building Products                             0.3              2,586,233
Capital Markets                               2.6             20,655,118
Chemicals                                     2.4             18,792,578
Commercial Banks                             10.1             78,680,717
Commercial Services & Supplies                1.3             10,538,607
Communications Equipment                      2.1             16,421,783
Computers & Peripherals                       2.1             16,431,002
Construction & Engineering                    0.6              5,100,446
Containers & Packaging                        1.1              8,665,059
Diversified Financial Services                1.0              7,909,805
Diversified Telecommunication                                 56,385,468
  Services                                    7.2
Electric Utilities                            2.1             16,935,345
Electrical Equipment                          1.1              9,032,355
Electronic Equipment, Instruments &                           26,812,343
  Components                                  3.4
Energy Equipment & Services                   0.7              5,369,507
Food & Staples Retailing                      2.0             15,885,179
Food Products                                 0.8              6,599,263


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


                                        PERCENTAGE OF
INDUSTRY                                  NET ASSETS           VALUE
------------------------------------------------------------------------
Health Care Equipment & Supplies              0.3%            $2,088,887
Health Care Providers & Services              0.4              3,067,715
Hotels, Restaurants & Leisure                 0.7              5,824,292
Household Durables                            1.5             11,711,185
Household Products                            0.1              1,107,608
Independent Power Producers & Energy                           1,328,337
  Traders                                     0.2
Industrial Conglomerates                      0.8              6,388,038
Insurance                                     4.1             32,373,251
Leisure Equipment & Products                  0.7              5,595,300
Life Sciences Tools & Services                0.1              1,120,316
Machinery                                     1.4             11,397,341
Marine                                        0.1                640,478
Media                                         1.3              9,938,088
Metals & Mining                               6.1             48,302,588
Multiline Retail                              0.1                913,171
Multi-Utilities                               1.9             14,714,480
Office Electronics                            0.9              6,997,566
Oil, Gas & Consumable Fuels                  10.3             80,265,215
Paper & Forest Products                       1.1              8,713,856
Personal Products                             0.7              5,863,690
Pharmaceuticals                               6.0             46,920,297
Professional Services                         0.1                981,213
Real Estate Investment Trusts (REITs)         0.8              6,153,295
Real Estate Management & Development          0.2              1,750,081
Road & Rail                                   0.7              5,474,171
Semiconductors & Semiconductor                                17,321,642
  Equipment                                   2.2
Specialty Retail                              0.2              1,298,324
Technology                                    0.3              2,589,468
Textiles, Apparel & Luxury Goods              0.4              3,328,363
Trading Companies & Distributors              0.9              7,160,945
Transportation Infrastructure                 1.2              9,431,554
Water Utilities                               0.1                863,562
Wireless Telecommunication Services           3.0             23,719,541
Other(1)                                     27.8            218,569,085
------------------------------------------------------------------------
Total                                                       $974,154,885
------------------------------------------------------------------------



(1) Cash & Cash Equivalents.


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS IN DERIVATIVES


At April 30, 2009, $424,611 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2009



                              NUMBER OF                                  UNREALIZED
                              CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION        LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
Financial Times Stock
  Exchange
  100 Index                      70         $4,356,922     June 2009         $449,858



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2009



                          CURRENCY TO        CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE             BE DELIVERED       BE RECEIVED      APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------
May 1, 2009                   2,218,159              22,917           $421            $--
                           Japanese Yen         U.S. Dollar
-----------------------------------------------------------------------------------------
May 6, 2009                   1,938,177           1,315,000          7,339             --
                            U.S. Dollar       British Pound
-----------------------------------------------------------------------------------------
May 8, 2009                     499,142          49,000,000             --         (2,180)
                            U.S. Dollar        Japanese Yen
-----------------------------------------------------------------------------------------
June 15, 2009                15,275,000          22,150,126             --       (452,515)
                          British Pound         U.S. Dollar
-----------------------------------------------------------------------------------------
June 15, 2009                19,900,000          15,939,191             --       (745,343)
                        Canadian Dollar         U.S. Dollar
-----------------------------------------------------------------------------------------
June 15, 2009                96,865,000          11,290,197             --       (753,974)
                          Swedish Krona         U.S. Dollar
-----------------------------------------------------------------------------------------
June 15, 2009                 5,568,000           4,780,220             --       (100,943)
                            Swiss Franc         U.S. Dollar
-----------------------------------------------------------------------------------------
June 15, 2009                 4,531,139           6,881,000        454,726             --
                            U.S. Dollar   Australian Dollar
-----------------------------------------------------------------------------------------
June 15, 2009                31,923,126       3,131,868,000             --       (142,887)
                            U.S. Dollar        Japanese Yen
-----------------------------------------------------------------------------------------
June 15, 2009                11,122,896       1,110,576,000        146,535             --
                            U.S. Dollar        Japanese Yen
-----------------------------------------------------------------------------------------
June 15, 2009                17,372,854         118,396,000        635,297             --
                            U.S. Dollar     Norwegian Krone
-----------------------------------------------------------------------------------------
Aug. 17, 2009                13,418,000          19,474,886             --       (381,932)
                          British Pound         U.S. Dollar
-----------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30,
2009 (CONTINUED)



                          CURRENCY TO        CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE             BE DELIVERED       BE RECEIVED      APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------
Aug. 17, 2009                 3,620,000           3,004,274            $--       $(32,614)
                        Canadian Dollar         U.S. Dollar
-----------------------------------------------------------------------------------------
Aug. 17, 2009                18,746,220          26,824,000        620,876             --
                            U.S. Dollar   Australian Dollar
-----------------------------------------------------------------------------------------
Total                                                           $1,865,194    $(2,612,388)
-----------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.

(f) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $1,252,611,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $25,458,000
     Unrealized depreciation                         (303,914,000)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(278,456,000)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                        FAIR VALUE AT APRIL 30, 2009
                         ---------------------------------------------------------
                              LEVEL 1        LEVEL 2
                           QUOTED PRICES      OTHER        LEVEL 3
                             IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $971,565,416     $2,589,468       $1       $974,154,885
Other financial
  instruments*                  449,858       (747,194)      --           (297,336)
----------------------------------------------------------------------------------
Total                      $972,015,274     $1,842,274       $1       $973,857,549
----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                 INVESTMENTS IN
                                                   SECURITIES
---------------------------------------------------------------
Balance as of Oct. 31, 2008                            $1
  Accrued discounts/premiums                           --
  Realized gain (loss)                                 --
  Change in unrealized appreciation
    (depreciation)                                     --
  Net purchases (sales)                                --
  Transfers in and/or out of Level 3                   --
---------------------------------------------------------------
Balance as of April 30, 2009                           $1
---------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.



--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  19

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $1,034,041,754)           $  755,585,800
  Affiliated money market fund (identified cost $27,181,619)           27,181,619
  Investments of cash collateral received for securities on loan
    (identified cost $191,387,466)                                    191,387,466
---------------------------------------------------------------------------------
Total investments in securities (identified cost $1,252,610,839)      974,154,885
Cash                                                                        6,041
Foreign currency holdings (identified cost $5,488,892)                  5,522,830
Capital shares receivable                                               3,301,915
Dividends and accrued interest receivable                               4,584,956
Receivable for investment securities sold                               5,472,221
Cash collateral received for securities on loan                            51,264
Unrealized appreciation on forward foreign currency contracts           1,865,194
Margin deposits on futures contracts                                      424,611
---------------------------------------------------------------------------------
Total assets                                                          995,383,917
---------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  1,476,457
Payable for investment securities purchased                            11,869,631
Payable upon return of securities loaned                              191,387,466
Unrealized depreciation on forward foreign currency contracts           2,612,388
Accrued investment management services fees                                18,712
Accrued distribution fees                                                   6,321
Accrued transfer agency fees                                                7,419
Accrued administrative services fees                                        1,676
Accrued plan administration services fees                                       3
Other accrued expenses                                                    248,023
---------------------------------------------------------------------------------
Total liabilities                                                     207,628,096
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $  787,755,821
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    1,782,155
Additional paid-in capital                                          1,339,243,589
Undistributed net investment income                                    10,380,634
Accumulated net realized gain (loss)                                 (284,975,339)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (278,675,218)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $  787,755,821
---------------------------------------------------------------------------------
*Including securities on loan, at value                            $  184,546,245
---------------------------------------------------------------------------------




--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $544,942,696          122,940,928                       $4.43(1)
Class B                     $ 85,882,780           20,556,275                       $4.18
Class C                     $  9,971,460            2,394,071                       $4.17
Class I                     $146,550,120           32,233,851                       $4.55
Class R4                    $    408,765               90,333                       $4.53
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $4.70. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  21

STATEMENT OF OPERATIONS --------------------------------------------------------
APRIL 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  13,871,117
Income distributions from affiliated money market fund                    76,056
Fee income from securities lending                                       700,018
  Less foreign taxes withheld                                         (1,616,725)
--------------------------------------------------------------------------------
Total income                                                          13,030,466
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    2,371,721
Distribution fees
  Class A                                                                670,429
  Class B                                                                452,772
  Class C                                                                 51,339
Transfer agency fees
  Class A                                                              1,177,153
  Class B                                                                211,148
  Class C                                                                 23,193
  Class R4                                                                   111
Administrative services fees                                             295,264
Plan administration services fees -- Class R4                                554
Compensation of board members                                             13,262
Custodian fees                                                           144,872
Printing and postage                                                      81,275
Registration fees                                                         35,100
Professional fees                                                         27,285
Other                                                                     11,037
--------------------------------------------------------------------------------
Total expenses                                                         5,566,515
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                              (538)
--------------------------------------------------------------------------------
Total net expenses                                                     5,565,977
--------------------------------------------------------------------------------
Investment income (loss) -- net                                        7,464,489
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (285,648,782)
  Foreign currency transactions                                       (9,888,829)
  Futures contracts                                                      482,375
  Payment from Investment Manager (Note 1)                               628,616
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (294,426,620)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         258,245,930
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                (36,180,690)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ (28,716,201)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                APRIL 30, 2009    OCT. 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                  $   7,464,489  $    44,417,319
Net realized gain (loss) on investments                           (294,426,620)       4,632,244
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                            258,245,930   (1,248,613,369)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       (28,716,201)  (1,199,563,806)
-----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net realized gain
    Class A                                                        (56,431,574)    (192,728,680)
    Class B                                                        (10,360,574)     (39,241,089)
    Class C                                                         (1,163,063)      (3,795,859)
    Class I                                                         (8,912,572)     (19,039,666)
    Class R4                                                           (50,032)        (198,579)
-----------------------------------------------------------------------------------------------
Total distributions                                                (76,917,815)    (255,003,873)
-----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                    87,779,989      144,692,701
  Class B shares                                                     2,082,766       17,615,136
  Class C shares                                                       632,698        3,143,630
  Class I shares                                                    55,679,568       40,256,105
  Class R4 shares                                                          519           17,507
Reinvestment of distributions at net asset value
  Class A shares                                                    55,383,412      188,908,979
  Class B shares                                                    10,179,725       38,640,168
  Class C shares                                                     1,126,532        3,668,735
  Class I shares                                                     8,911,919       19,037,750
  Class R4 shares                                                       49,591          196,215
Payments for redemptions
  Class A shares                                                  (178,968,758)    (607,583,454)
  Class B shares                                                   (23,483,980)    (132,289,046)
  Class C shares                                                    (2,717,837)     (10,627,247)
  Class I shares                                                    (3,976,620)     (32,274,211)
  Class R4 shares                                                     (121,776)        (793,427)
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      12,557,748     (327,390,459)
-----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (93,076,268)  (1,781,958,138)
Net assets at beginning of period                                  880,832,089    2,662,790,227
-----------------------------------------------------------------------------------------------
Net assets at end of period                                      $ 787,755,821  $   880,832,089
-----------------------------------------------------------------------------------------------
Undistributed net investment income                              $  10,380,634  $     2,916,145
-----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  23

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)              2008         2007         2006         2005
Net asset value, beginning of period                 $5.02           $12.14       $11.00        $9.00        $7.68
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)           .22(b)       .18(b)       .11          .08
Net gains (losses) (both realized and
 unrealized)                                          (.16)           (6.16)        2.10         2.47         1.53
------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.12)           (5.94)        2.28         2.58         1.61
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --               --         (.13)        (.22)          --
Distributions from realized gains                     (.47)           (1.18)       (1.01)        (.36)        (.29)
------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.47)           (1.18)       (1.14)        (.58)        (.29)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.43            $5.02       $12.14       $11.00        $9.00
------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $545             $659       $2,032       $1,542         $999
------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.48%(e)         1.29%        1.38%        1.55%        1.48%
------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.48%(e)         1.29%        1.38%        1.47%        1.48%
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.94%(e)         2.42%        1.54%        1.20%        1.18%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                41%              40%          28%          31%          22%
------------------------------------------------------------------------------------------------------------------
Total return(h)                                     (2.36%)(i),(j)  (53.60%)      22.31%       29.93%       21.53%
------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.
(i) During the six months ended April 30, 2009, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.08%.
(j) Not annualized.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)              2008         2007         2006         2005
Net asset value, beginning of period                 $4.78           $11.69       $10.63        $8.72        $7.51
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)           .15(b)       .09(b)       .05          .04
Net gains (losses) (both realized and
 unrealized)                                          (.15)           (5.88)        2.03         2.38         1.46
------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.13)           (5.73)        2.12         2.43         1.50
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --               --         (.05)        (.16)          --
Distributions from realized gains                     (.47)           (1.18)       (1.01)        (.36)        (.29)
------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.47)           (1.18)       (1.06)        (.52)        (.29)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.18            $4.78       $11.69       $10.63        $8.72
------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $86             $113         $395         $380         $308
------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.25%(e)         2.05%        2.14%        2.32%        2.25%
------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.25%(e)         2.05%        2.14%        2.24%        2.25%
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.07%(e)         1.69%         .80%         .45%         .42%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                41%              40%          28%          31%          22%
------------------------------------------------------------------------------------------------------------------
Total return(h)                                     (2.71%)(i),(j)  (53.90%)      21.37%       28.93%       20.52%
------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.
(i) During the six months ended April 30, 2009, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.08%.
(j) Not annualized.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)              2008         2007         2006         2005
Net asset value, beginning of period                 $4.76           $11.66       $10.62        $8.71        $7.50
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)           .14(b)       .09(b)       .06          .05
Net gains (losses) (both realized and
 unrealized)                                          (.14)           (5.86)        2.03         2.37         1.45
------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.12)           (5.72)        2.12         2.43         1.50
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --               --         (.07)        (.16)          --
Distributions from realized gains                     (.47)           (1.18)       (1.01)        (.36)        (.29)
------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.47)           (1.18)       (1.08)        (.52)        (.29)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.17            $4.76       $11.66       $10.62        $8.71
------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $10              $13          $38          $26          $17
------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.24%(e)         2.04%        2.13%        2.32%        2.25%
------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.24%(e)         2.04%        2.13%        2.24%        2.25%
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.13%(e)         1.68%         .82%         .44%         .40%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                41%              40%          28%          31%          22%
------------------------------------------------------------------------------------------------------------------
Total return(h)                                     (2.51%)(i),(j)  (53.96%)      21.35%       29.05%       20.55%
------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.
(i) During the six months ended April 30, 2009, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.08%.
(j) Not annualized.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)              2008         2007         2006         2005
Net asset value, beginning of period                 $5.12           $12.30       $11.13        $9.09        $7.73
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(b)           .27(b)       .26(b)       .14          .09
Net gains (losses) (both realized and
 unrealized)                                          (.16)           (6.27)        2.09         2.52         1.56
------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.10)           (6.00)        2.35         2.66         1.65
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --               --         (.17)        (.26)          --
Distributions from realized gains                     (.47)           (1.18)       (1.01)        (.36)        (.29)
------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.47)           (1.18)       (1.18)        (.62)        (.29)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.55            $5.12       $12.30       $11.13        $9.09
------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $147              $96         $196          $89          $61
------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .79%(e)          .84%         .97%        1.12%        1.03%
------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .79%(e)          .84%         .97%        1.04%        1.03%
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.92%(e)         3.02%        2.18%        1.54%        1.79%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                41%              40%          28%          31%          22%
------------------------------------------------------------------------------------------------------------------
Total return                                        (1.89%)(h),(i)  (53.37%)      22.79%       30.56%       21.93%
------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) During the six months ended April 30, 2009, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.08%.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)              2008         2007         2006         2005
Net asset value, beginning of period                 $5.10           $12.23       $11.08        $9.06        $7.72
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .05(b)           .25(b)       .19(b)       .12          .09
Net gains (losses) (both realized and
 unrealized)                                          (.15)           (6.20)        2.12         2.50         1.54
------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.10)           (5.95)        2.31         2.62         1.63
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --               --         (.15)        (.24)          --
Distributions from realized gains                     (.47)           (1.18)       (1.01)        (.36)        (.29)
------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.47)           (1.18)       (1.16)        (.60)        (.29)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.53            $5.10       $12.23       $11.08        $9.06
------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--               $1           $2           $2           $1
------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.09%(e)         1.13%        1.26%        1.38%        1.31%
------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .85%(e)          .87%        1.26%        1.30%        1.31%
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.39%(e)         2.75%        1.68%        1.44%        1.29%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                41%              40%          28%          31%          22%
------------------------------------------------------------------------------------------------------------------
Total return                                        (1.89%)(h),(i)  (53.27%)      22.42%       30.17%       21.69%
------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) During the six months ended April 30, 2009, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.08%.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners International Select Value Fund (the Fund) is a series of RiverSource International Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of foreign issuers that are believed to be undervalued and offer growth potential.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Nov. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------




rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2009, foreign currency holdings consisted of multiple denominations, primarily European monetary units.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.

PAYMENT FROM THE INVESTMENT MANAGER
During the six months ended April 30, 2009, the Investment Manager voluntarily reimbursed the Fund $628,616 for a loss on a trading error.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivativeS and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



beginning after Nov. 15, 2008. As of March 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.90% to 0.775% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper International Multi-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%,

--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



the adjustment will be zero. The adjustment decreased the management fee by $923,186 for the six months ended April 30, 2009. The management fee for the six months ended April 30, 2009, was 0.62% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
The Investment Manager has Subadvisory Agreements with AllianceBernstein L.P., Tradewinds Global Investors, LLC and Mondrian Investment Partners Limited, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination, subject to the oversight of the Fund's Board, of the allocation that is in the best interest of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund's assets. RiverSource Investments currently intends to allocate a majority of the Fund's assets to AllianceBernstein, although this could change.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2009, was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2009, other expenses paid to this company were $3,573.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $4,198,000 and $138,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $304,634 for Class A, $33,542 for Class B and $318 for Class C for the six months ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses

--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



(excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class R4............................................  0.85%


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class R4...........................................  $193


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4...........................................  $345


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class R4............................................  1.25%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $308,779,032 and $386,050,364, respectively, for the six months ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED APRIL 30, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                20,915,272    12,530,184   (41,838,640)      (8,393,184)
Class B                   516,290     2,435,341    (5,956,585)      (3,004,954)
Class C                   159,122       270,152      (682,733)        (253,459)
Class I                12,575,615     1,971,664    (1,007,778)      13,539,501
Class R4                      121        11,020       (30,152)         (19,011)
----------------------------------------------------------------------------------


                                         YEAR ENDED OCT. 31, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                16,107,048    19,535,568   (71,755,987)     (36,113,371)
Class B                 1,971,687     4,172,804   (16,339,194)     (10,194,703)
Class C                   359,821       397,049    (1,342,185)        (585,315)
Class I                 4,384,472     1,936,699    (3,572,193)       2,748,978
Class R4                    1,687        20,063       (89,627)         (67,877)
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments, and any uninvested cash collateral balances, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2009, securities valued at $184,546,245 were on loan, secured by cash collateral of $191,387,466 invested in short-term securities or in cash equivalents.


--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $700,018 earned from securities lending from Dec. 1, 2008 through April 30, 2009, is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Nov. 1, 2008, through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $277,873,567 and $284,434,084, respectively, for the six months ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The


--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2009.

8. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth

--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------




Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds"). In addition, under the subadvisory agreements (the "Subadvisory Agreements") between RiverSource Investments and each subadviser (collectively, the "Subadvisers"), the Subadvisers perform portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreements (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making these determinations. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadvisers: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadvisers, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  43

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments, its affiliates and each of the Subadvisers were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance reflected the interrelationship of exceptionally challenging market conditions with the investment strategies employed by the portfolio management teams. Further, the Board considered that appropriate measures have been taken to enhance the portfolio management team by adding in August of 2008, Mondrian Investment Partners Limited and Tradewinds Global Investors, LLC as Subadvisers to manage the Fund's portfolio. Additionally, the Board reviewed the performance of each of the Subadvisers and RiverSource Investments' processes for monitoring the Subadvisers. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided

--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees

--------------------------------------------------------------------------------
RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
                                                                      REPORT  45

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2008, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
46  RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND -- 2009 SEMIANNUAL
REPORT

RIVERSOURCE PARTNERS INTERNATIONAL SELECT VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6253 J (6/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS INTERNATIONAL SMALL CAP FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009


RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH
OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   23

Statement of Operations............   25

Statements of Changes in Net
  Assets...........................   26

Financial Highlights...............   28

Notes to Financial Statements......   33

Approval of Investment Management
  Services Agreement...............   47

Proxy Voting.......................   50




--------------------------------------------------------------------------------
  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners International Small Cap Fund (the Fund) Class A shares declined 1.31% (excluding sales charge) for the six month period ended April 30, 2009.

> The Fund underperformed its benchmark, the S&P Global ex-U.S. Under USD 2
  Billion Index (S&P Global Index), which rose 12.60% during the same period.

> The Fund underperformed its peer group, as represented by the Lipper
  International Small-Cap Funds Index, which gained 4.60% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                                 Since
                                                               inception
                         6 months*   1 year  3 years  5 years   10/3/02
------------------------------------------------------------------------
RiverSource Partners
  International Small
  Cap Fund Class A
  (excluding sales
  charge)                  -1.31%   -49.12%  -17.73%   -3.74%    +5.20%
------------------------------------------------------------------------
S&P Global Index(1)
  (unmanaged)             +12.60%   -41.21%  -12.18%   +3.61%   +12.43%
------------------------------------------------------------------------
Lipper International
  Small-Cap Funds
  Index(2)                 +4.60%   -44.70%  -15.01%   +1.87%   +10.37%
------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The S&P Global ex-U.S. Under USD 2 Billion Index, an unmanaged market capitalization weighted benchmark, measures the small stock component of the Salomon Smith Barney Global Equity Index, which includes developed and emerging market countries globally excluding the U.S. Within each country, those stocks falling under a two billion dollar market cap of the available market capital in each country form the universe. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper International Small-Cap Funds Index includes the 10 largest international small-cap funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  10/3/02)                    -1.31%   -49.12%  -17.73%   -3.74%    +5.20%
---------------------------------------------------------------------------
Class B (inception
  10/3/02)                    -1.63%   -49.51%  -18.35%   -4.46%    +4.40%
---------------------------------------------------------------------------
Class C (inception
  10/3/02)                    -1.90%   -49.58%  -18.38%   -4.50%    +4.38%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                     -1.03%   -48.93%  -17.36%   -3.31%    -3.48%
---------------------------------------------------------------------------
Class R4 (inception
  10/3/02)                    -1.30%   -49.00%  -17.47%   -3.51%    +5.44%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  10/3/02)                    -6.91%   -52.04%  -19.35%   -4.87%    +4.26%
---------------------------------------------------------------------------
Class B (inception
  10/3/02)                    -6.54%   -52.04%  -19.13%   -4.69%    +4.40%
---------------------------------------------------------------------------
Class C (inception
  10/3/02)                    -2.88%   -50.09%  -18.38%   -4.50%    +4.38%
---------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  10/3/02)                   -32.62%   -51.75%  -19.25%   -5.79%    +3.84%
---------------------------------------------------------------------------
Class B (inception
  10/3/02)                   -32.93%   -52.16%  -19.88%   -6.54%    +3.03%
---------------------------------------------------------------------------
Class C (inception
  10/3/02)                   -32.93%   -52.09%  -19.87%   -6.52%    +3.05%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -32.56%   -51.59%  -18.94%   -5.40%    -5.23%
---------------------------------------------------------------------------
Class R4 (inception
  10/3/02)                   -32.50%   -51.53%  -18.97%   -5.55%    +4.10%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  10/3/02)                   -36.46%   -54.55%  -20.84%   -6.90%    +2.90%
---------------------------------------------------------------------------
Class B (inception
  10/3/02)                   -36.28%   -54.55%  -20.65%   -6.76%    +3.03%
---------------------------------------------------------------------------
Class C (inception
  10/3/02)                   -33.60%   -52.57%  -19.87%   -6.52%    +3.05%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

*   Not annualized.

** For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------

LOGO

         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
           X              SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.97%       1.71%
-----------------------------------------
Class B              2.73%       2.48%
-----------------------------------------
Class C              2.73%       2.47%
-----------------------------------------
Class I              1.45%       1.26%
-----------------------------------------
Class R4             1.75%       1.56%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.05% for the fiscal year ended Oct. 31, 2008), will not exceed 1.76% for Class A, 2.53% for Class B, 2.52% for Class C, 1.31% for Class I and 1.61%% for Class R4.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


COUNTRY DIVERSIFICATION(1) (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Australia                                   2.1%
------------------------------------------------
Austria                                     0.5%
------------------------------------------------
Belgium                                     0.8%
------------------------------------------------
Bermuda                                     0.4%
------------------------------------------------
Brazil                                      0.9%
------------------------------------------------
British Virgin Islands                      0.3%
------------------------------------------------
Canada                                      4.1%
------------------------------------------------
China                                       3.9%
------------------------------------------------
Denmark                                     1.1%
------------------------------------------------
Finland                                     0.3%
------------------------------------------------
France                                      4.9%
------------------------------------------------
Germany                                     4.8%
------------------------------------------------
Hong Kong                                   4.1%
------------------------------------------------
Indonesia                                   0.2%
------------------------------------------------
Ireland                                     0.4%
------------------------------------------------
Israel                                      1.1%
------------------------------------------------
Italy                                       3.9%
------------------------------------------------
Japan                                      24.5%
------------------------------------------------
Malaysia                                    0.4%
------------------------------------------------
Mexico                                      1.2%
------------------------------------------------
Netherlands                                 1.1%
------------------------------------------------
Norway                                      0.6%
------------------------------------------------
Poland                                      0.2%
------------------------------------------------
Portugal                                    0.2%
------------------------------------------------
Russia                                      0.4%
------------------------------------------------

Singapore                                   1.0%
------------------------------------------------
South Africa                                1.3%
------------------------------------------------
South Korea                                 4.0%
------------------------------------------------
Spain                                       2.1%
------------------------------------------------
Sweden                                      2.3%
------------------------------------------------
Switzerland                                 2.3%
------------------------------------------------
Taiwan                                      4.6%
------------------------------------------------
Thailand                                    0.7%

------------------------------------------------


--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Turkey                                      2.0%
------------------------------------------------
United Kingdom                             16.2%
------------------------------------------------
United States                               0.2%
------------------------------------------------
Other(2)                                    0.9%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of April 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Micro Focus Intl (United Kingdom)           0.9%
------------------------------------------------
Croda Intl (United Kingdom)                 0.8%
------------------------------------------------
Ansaldo STS (Italy)                         0.8%
------------------------------------------------
eaga (United Kingdom)                       0.6%
------------------------------------------------
Axell (Japan)                               0.6%
------------------------------------------------
Mars Engineering (Japan)                    0.6%
------------------------------------------------
Dana Petroleum (United Kingdom)             0.6%
------------------------------------------------
Nishimatsuya Chain (Japan)                  0.6%
------------------------------------------------
Azimut Holding (Italy)                      0.6%
------------------------------------------------
DiaSorin (Italy)                            0.6%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  986.90        $ 8.28         1.68%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.46        $ 8.40         1.68%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  983.70        $12.05         2.45%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,012.65        $12.23         2.45%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  981.00        $11.98         2.44%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,012.69        $12.18         2.44%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  989.70        $ 6.12         1.24%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.65        $ 6.21         1.24%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  987.00        $ 7.59         1.54%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.16        $ 7.70         1.54%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2009: -1.31% for Class A, -1.63% for Class B, -1.90% for Class C, -1.03% for Class I and -1.30% for Class R4.


--------------------------------------------------------------------------------
  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (97.8%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (2.1%)
ABB Grain                                                6,788                $43,003
Ansell                                                  10,251                 62,410
Australian Worldwide Exploration                         8,800(b)              15,600
Domino's Pizza Enterprises                              19,267                 43,113
Emeco Holdings                                         184,335                 52,899
Energy Resources of Australia                            5,850                 88,827
Felix Resources                                          7,935                 64,393
Goodman Fielder                                            700                    585
Healthscope                                             37,400                105,154
Macmahon Holdings                                      125,900                 31,099
NRW Holdings                                           115,986                 65,727
Nufarm                                                   8,356                 80,316
Reject Shop                                              2,074                 16,650
Seek                                                       179                    428
Sigma Pharmaceuticals                                  130,000                105,779
Tower Australia Group                                   90,600                134,935
                                                                      ---------------
Total                                                                         910,918
-------------------------------------------------------------------------------------

AUSTRIA (0.5%)
bwin Interactive Entertainment                           3,600(b,f)           114,337
Osterreichische Post                                     3,646                107,065
                                                                      ---------------
Total                                                                         221,402
-------------------------------------------------------------------------------------

BELGIUM (0.7%)
Mobistar                                                 1,700                102,181
Nyrstar                                                 17,300                112,867
Telenet Group Holding                                    5,600(b,f)           109,160
                                                                      ---------------
Total                                                                         324,208
-------------------------------------------------------------------------------------

BERMUDA (0.4%)
Lancashire Holdings                                     26,313(b)             186,862
-------------------------------------------------------------------------------------

BRAZIL (0.9%)
Cia de Saneamento Basico do Estado de Sao
 Paulo                                                   6,700                 95,425
EDP Energias do Brasil                                   9,600                115,529
Metalurgica Gerdau                                       9,700                 92,161
Vivo Participacoes                                       6,300                101,395
                                                                      ---------------
Total                                                                         404,510
-------------------------------------------------------------------------------------

BRITISH VIRGIN ISLANDS (0.3%)
Playtech                                                18,625                126,066
-------------------------------------------------------------------------------------

CANADA (4.0%)
Alimentation Couche-Tard                                 7,800                 85,351
ATCO Cl I                                                1,600                 46,084
Aurizon Mines                                           21,100(b)              78,201
Biovail                                                  7,800                 85,351
Capstone Mining                                         48,300(b)              81,000
Corus Entertainment Series B                             8,600                114,657
Empire Co Cl A                                           2,200                 91,941
Enerflex Systems Income Fund Unit                       12,800                108,617
First Quantum Minerals                                   3,900                150,918
Gammon Gold                                             17,600(b)             117,028
Highpine Oil & Gas                                      15,400(b)              70,505
Home Capital Group                                       5,600                129,271
IAMGOLD                                                  7,400                 59,009
Laurentian Bank of Canada                                6,900                166,628
Maple Leaf Foods                                         7,300                 51,540
Open Text                                                2,300(b)              75,792
Quebecor Cl B                                            3,100                 40,030
Superior Plus                                           10,000                 90,977
WestJet Airlines                                        10,200(b)              99,212
                                                                      ---------------
Total                                                                       1,742,112
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CHINA (3.8%)
AsiaInfo Holdings                                       13,600(b)            $227,800
China Citic Bank Series H                              212,000                 97,658
China High Speed Transmission Equipment Group          116,000                209,551
China Natl Materials Series H                           71,000                 54,693
China Railway Construction Series H                     94,900(b)             132,249
China South Locomotive & Rolling Stock Series
 H                                                     176,000(b)              79,711
China Vanke Series B                                   105,200                111,038
CSG Holding Series B                                   160,700                115,913
Dongfeng Motor Group                                   166,000                125,090
Li Ning                                                 16,000                 33,033
Sinotruk Hong Kong                                      58,000                 53,361
Sohu.com                                                 1,400(b)              73,010
Weichai Power Series H                                  16,800                 47,908
Zhejiang Expressway Series H                           180,000                154,918
Zhuzhou CSR Times Electric Series H                    118,000(f)             162,614
                                                                      ---------------
Total                                                                       1,678,547
-------------------------------------------------------------------------------------

DENMARK (1.0%)
Genmab                                                   1,338(b)              52,012
H Lundbeck                                               9,400                171,218
SimCorp                                                  1,776                233,546
                                                                      ---------------
Total                                                                         456,776
-------------------------------------------------------------------------------------

FINLAND (0.3%)
Tieto                                                    9,360                121,388
-------------------------------------------------------------------------------------

FRANCE (4.9%)
ALTRAN Technologies                                     22,900(b)              77,671
Faiveley                                                 2,526                185,624
Gemalto                                                  2,500(b)              79,235
Guerbet                                                    782                116,898
Havas                                                   33,400                105,638
Meetic                                                   7,222(b)             161,804
Nexity                                                   6,269                204,830
Orpea                                                    4,440(b)             182,998
PagesJaunes Groupe                                       8,100                 88,647
Rubis                                                    3,786                215,739
Sechilienne-Sidec                                        7,105                246,343
Soitec                                                  25,590(b)             164,175
Virbac                                                   2,814                189,920
Zodiac                                                   2,800                 82,333
                                                                      ---------------
Total                                                                       2,101,855
-------------------------------------------------------------------------------------

GERMANY (4.8%)
aleo solar                                               7,850(b)              61,395
BAUER                                                    2,600(f)              98,404
Centrotherm Photovoltaics                                3,293(b)             127,901
CTS Eventim                                              6,537                190,316
ElringKlinger                                            8,596                124,789
Fielmann                                                 3,969                243,447
Freenet                                                 19,462(b)             124,912
Fresenius Medical Care & Co                              3,000                118,109
Gerresheimer                                             4,950                119,548
GERRY WEBER Intl                                         6,250                133,906
Hannover Rueckversicherung                               1,750                 56,901
Lanxess                                                  5,300                114,605
Rational                                                   759                 77,411
Rheinmetall                                                922                 39,129
Rhon-Klinikum                                            4,176                 87,979
Software                                                 3,999                250,421
Wirecard                                                12,500(b)             104,214
                                                                      ---------------
Total                                                                       2,073,387
-------------------------------------------------------------------------------------

HONG KONG (4.0%)
AAC Acoustic Technologies Holdings                      34,000(b)              18,514
Agile Property Holdings                                124,000                 93,601
Cafe de Coral Holdings                                  10,000                 18,607
Chaoda Modern Agriculture Holdings                     201,838                115,636
Cheung Kong Infrastructure Holdings                     19,000                 73,672
China Everbright Intl                                  777,000                179,464
China Insurance Intl Holdings                           42,000(f)              70,453
China Mengniu Dairy                                     27,000                 48,426
China Natl Building Material Series H                   66,000(f)             140,007


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HONG KONG (CONT.)
Dah Sing Banking Group                                  30,800                $22,256
Denway Motors                                          296,000                124,895
FU JI Food & Catering Services Holdings                 84,000                 44,764
Hengan Intl Group                                       30,000                125,615
Hopson Development Holdings                            198,000(f)             154,060
Huabao Intl Holdings                                   105,000                 74,517
Noble Group                                             99,000                 86,989
Pacific Basin Shipping                                 189,000                 94,867
Peace Mark Holdings                                     92,000(b,d,e,g)            --
Sa Sa Intl Holdings                                    304,000                106,696
Sinofert Holdings                                      134,000(f)              62,765
Techtronic Inds                                         39,500(f)              23,649
Xinyi Glass Holdings                                   106,000                 66,473
                                                                      ---------------
Total                                                                       1,745,926
-------------------------------------------------------------------------------------

INDONESIA (0.2%)
United Tractors                                        114,333                 97,075
-------------------------------------------------------------------------------------

IRELAND (0.4%)
DCC                                                      7,631                138,238
United Drug                                             17,900                 50,218
                                                                      ---------------
Total                                                                         188,456
-------------------------------------------------------------------------------------

ISRAEL (1.1%)
Bezeq Israeli Telecommunication                        120,804                190,709
Cellcom Israel                                           3,500                 79,911
Makhteshim-Agan Inds                                    25,086                111,815
Partner Communications                                   4,800                 80,100
                                                                      ---------------
Total                                                                         462,535
-------------------------------------------------------------------------------------

ITALY (3.9%)
ACEA                                                     4,583                 57,253
Amplifon                                                 4,942                 12,681
Ansaldo STS                                             22,863(b)             366,397
Azimut Holding                                          37,006(b)             261,999
Davide Campari-Milano                                   36,660                248,877
DiaSorin                                                11,704                260,981
ERG                                                      7,700                119,832
Lottomatica                                              2,700(b)              55,775
Maire Tecnimont                                         31,900                 65,813
Prysmian                                                 6,900                 84,828
Recordati                                               27,200                157,568
                                                                      ---------------
Total                                                                       1,692,004
-------------------------------------------------------------------------------------

JAPAN (24.2%)
Aichi Steel                                             44,000(f)             145,032
Ain Pharmaciez                                           8,300                126,185
Alpen                                                    5,300                 87,349
Axell                                                       85                276,728
Benefit One                                                100                 54,159
Chiyoda                                                  7,800                107,666
Chugoku Marine Paints                                   24,000(f)             136,797
CMIC                                                       140                 30,244
COMSYS Holdings                                         11,000                 89,027
Credit Saison                                           12,800                142,281
Daihatsu Diesel Mfg                                      6,000                 31,035
Dai-ichi Seiko                                           7,100                121,119
Daiichikosho                                            16,000                128,196
Daiseki                                                  5,000(f)              95,640
DeNA                                                        33                117,476
Disco                                                    3,400                101,725
Don Quijote                                              3,300                 50,270
Ebara                                                   26,000                 69,879
en-japan                                                   110                 83,226
EPS                                                         43                154,819
Foster Electric                                         12,000(f)              93,713
FP                                                       7,100(f)             248,431
Fuji Oil                                                 5,400                 53,508
Funai Electric                                           4,900(f)             138,653
GOLDCREST                                                3,000                 68,611
Gourmet Navigator                                           71                157,051
H.I.S.                                                   3,300                 51,776
Hiroshima Bank                                          15,000                 56,593
Hisamitsu Pharmaceutical                                 1,800                 50,934
Hitachi Information Systems                              8,500                150,346
Hitachi Software Engineering                             4,700                 57,678
Intage                                                   7,600                111,766
IRISO Electronics                                       11,200                 74,970
IT Holdings                                              4,700                 56,915
Kakaku.com                                                  39(f)             133,298
Kandenko                                                 7,000                 44,301


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Koito Mfg                                               22,000(f)            $199,029
Kokusai                                                 18,700                 59,932
Kyowa Exeo                                              16,000(f)             124,789
Lintec                                                   3,600                 49,071
Macromill                                                   78                 75,548
Maeda                                                   30,000                 96,451
MANI                                                     3,200                170,711
Mars Engineering                                        10,200(f)             285,002
Matsui Securities                                       20,800(f)             147,247
Megane TOP                                               2,800                 26,722
Meitec                                                   9,400                126,987
Message                                                     78                 89,630
Minebea                                                 26,000                 99,940
Miraca Holdings                                          7,300(f)             148,074
Mitsui Engineering & Shipbuilding                       79,000                160,244
Modec                                                    3,200                 45,631
Moshi Moshi Hotline                                      9,800(f)             166,681
NAMCO BANDAI Holdings                                   10,200                101,277
Net One Systems                                             84                105,299
Nichii Gakkan                                            3,600                 30,670
Nichi-iko Pharmaceutical                                 5,900(f)             159,469
Nichirei                                                48,000                167,466
Nihon Kohden                                             3,500                 38,160
Nihon M&A Center                                            12                 29,550
Nihon Unisys                                            12,200                 76,344
Nippon Denko                                            16,000                 67,993
NIPRO                                                    9,000(f)             130,985
Nishimatsuya Chain                                      33,300(f)             265,457
Nishi-Nippon City Bank                                  61,000                121,877
Nomura Real Estate Holdings                              6,400                104,504
Oenon Holdings                                          61,000                117,547
Okinawa Electric Power                                   2,370                112,732
Optex                                                    8,100                 66,378
Osaka Securities Exchange                                   35                110,752
Otsuka                                                   4,500(f)             166,584
Outsourcing                                                164                 23,303
Park24                                                  10,000                 77,384
POINT                                                    2,440                108,885
Proto                                                    7,100                156,619
Rinnai                                                   3,500                121,756
Roland                                                  10,800(f)             145,024
Sanden                                                   6,000                 13,509
Sanki Engineering                                       17,000                114,829
Sanyo Special Steel                                     33,000                116,806
Shima Seiki Mfg                                            900                 19,488
Shimano                                                    900(f)              26,380
Showa Shell Sekiyu                                      12,300                107,657
Sintokogio                                               8,600                 55,124
Software Service                                         6,300                 49,263
Sysmex                                                   3,000                 90,062
Taiko Pharmaceutical                                     1,400                 56,228
TBK                                                     35,000                 50,762
Toho Pharmaceutical                                     12,400                119,473
Token                                                    5,790                135,356
Toridoll                                                    18(f)              67,364
Toshiba Machine                                         20,000(f)              59,230
Toyo Engineering                                        22,000                 69,615
Tsubakimoto Chain                                       11,000                 35,923
UBE Inds                                                24,000                 45,031
Union Tool                                               6,000                143,308
United Arrows                                           16,600                101,015
USJ                                                        216                108,220
Valor                                                   18,000                134,545
Village Vanguard                                            54                123,336
VSN                                                      6,900                 41,848
Works Applications                                         202                 92,192
Yamaguchi Financial Group                                8,000                 76,999
Zappallas                                                   33                 68,277
                                                                      ---------------
Total                                                                      10,496,940
-------------------------------------------------------------------------------------

MALAYSIA (0.4%)
Berjaya Sports Toto                                     41,200                 56,987
DiGi.Com                                                15,000                 94,040
Sarawak Energy                                          72,800                 41,138
                                                                      ---------------
Total                                                                         192,165
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MEXICO (1.2%)
Coca-Cola Femsa ADR                                      1,900                $74,746
Corporacion GEO Series B                                74,800(b)              97,708
Grupo Financiero Banorte Series O                      123,700                191,208
Mexichem                                               192,900                173,585
                                                                      ---------------
Total                                                                         537,247
-------------------------------------------------------------------------------------

NETHERLANDS (1.1%)
Grontmij                                                 4,600                101,781
Imtech                                                  14,423                226,750
Ten Cate                                                 2,700                 51,952
Unit 4 Agresso                                           8,800(f)             107,138
                                                                      ---------------
Total                                                                         487,621
-------------------------------------------------------------------------------------

NORWAY (0.6%)
Atea                                                    17,200                 52,981
Opera Software                                          24,748(b)             100,761
TGS NOPEC Geophysical                                   11,600(b)              87,206
                                                                      ---------------
Total                                                                         240,948
-------------------------------------------------------------------------------------

POLAND (0.2%)
KGHM Polska Miedz                                        5,431                 96,659
-------------------------------------------------------------------------------------

PORTUGAL (0.2%)
Mota Engil                                              18,484(b)              80,476
-------------------------------------------------------------------------------------

RUSSIA (0.4%)
Mechel ADR                                              10,900                 57,988
Sistema                                                 13,600                116,960
                                                                      ---------------
Total                                                                         174,948
-------------------------------------------------------------------------------------

SINGAPORE (1.0%)
CH Offshore                                            439,700                 86,187
Golden Agri-Resources                                  146,640                 36,672
Indofood Agri Resources                                176,000(b)             108,848
Olam Intl                                               85,000                101,690
Singapore Post                                         227,000                116,607
                                                                      ---------------
Total                                                                         450,004
-------------------------------------------------------------------------------------

SOUTH AFRICA (1.3%)
Group Five                                              27,200                102,286
JD Group                                                15,586(f)              63,068
Massmart Holdings                                       13,500                117,228
Pretoria Portland Cement                                23,335                 90,288
Shoprite Holdings                                       20,800                125,499
Woolworths Holdings                                     46,067                 65,311
                                                                      ---------------
Total                                                                         563,680
-------------------------------------------------------------------------------------

SOUTH KOREA (3.9%)
Cheil Inds                                               2,470                 88,634
Daewoo Shipbuilding & Marine Engineering                 3,780                 67,084
Daishin Securities                                       5,200                 72,408
Digitech Systems                                         2,647(b)              54,307
Hansol Paper                                             6,850(b)              50,658
Hite Brewery                                               323                 46,110
Hyundai DSF                                              5,810                 35,669
Hyundai Marine & Fire Insurance                         12,000                139,012
Hyundai Securities                                       8,680(b)             101,568
Korean Reinsurance                                      21,790                201,428
LG Dacom                                                 5,180                 79,403
LG Household & Health Care                                 341                 46,951
LIG Insurance                                           10,590                133,005
Nong Shim                                                  400                 67,400
Sodiff Advanced Materials                                1,906                121,030
Synopex                                                  9,315(b)              28,703
Taewoong                                                 1,315                 96,940
Taeyoung Engineering & Construction                     12,130                 69,076
Woongjin Thinkbig                                        5,370                 91,113
YedangOnline                                            16,440(b)             112,986
                                                                      ---------------
Total                                                                       1,703,485
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SPAIN (2.0%)
Bolsas y Mercados Espanoles                              6,723               $189,503
Ebro Puleva                                             15,926                227,827
Prosegur Compania de Seguridad                           8,504                243,644
Red Electrica de Espana                                  2,600                109,380
Viscofan                                                 6,190                115,828
                                                                      ---------------
Total                                                                         886,182
-------------------------------------------------------------------------------------

SWEDEN (2.3%)
Autoliv                                                  5,011                123,621
Axfood                                                   3,450                 72,317
Betsson                                                 16,802(b)             194,385
Elekta Series B                                         19,030(f)             221,937
Hexagon Series B                                        28,250                218,765
Loomis Series B                                         20,792                177,823
                                                                      ---------------
Total                                                                       1,008,848
-------------------------------------------------------------------------------------

SWITZERLAND (2.3%)
Acino Holding                                              753                112,162
Aryzta                                                   2,500(b)              73,016
Banque Cantonale Vaudoise                                  545(b)             186,714
Clariant                                                21,752(b)             124,075
Ferrexpo                                                13,400                 29,143
Galenica                                                   400                115,658
Helvetia Holding                                           550                143,488
Schindler Holding                                        1,700                 89,894
Swiss Prime Site                                         2,800(b,f)           131,377
                                                                      ---------------
Total                                                                       1,005,527
-------------------------------------------------------------------------------------

TAIWAN (4.6%)
Cheng Shin Rubber Ind                                   97,000                145,965
Chia Hsin Cement                                       174,000(b)              87,892
Chicony Electronics                                     65,470                107,134
Compal Electronics                                     100,000                 84,994
D-Link                                                  88,808                 64,334
InnoLux Display                                         29,000                 32,060
L&K Engineering                                         78,000                 62,049
MiTAC Intl                                             111,000                 51,369
Novatek Microelectronics                                57,000                119,307
President Chain Store                                   39,000                 93,781
Radiant Opto-Electronics                               110,000                131,922
Realtek Semiconductor                                   79,000                128,317
Richtek Technology                                      17,000                 85,872
Sheng Yu Steel                                         115,000                 79,308
Shin Zu Shing                                            9,000                 37,159
Simplo Technology                                       12,000                 45,915
Taiwan Cement                                          138,000                131,902
U-Ming Marine Transport                                112,000                202,583
Uni-President Enterprises                               98,000                 98,560
USI                                                    233,000                 85,628
Vanguard Intl Semiconductor                            123,427                 45,920
Wistron                                                 53,000                 67,170
                                                                      ---------------
Total                                                                       1,989,141
-------------------------------------------------------------------------------------

THAILAND (0.7%)
BEC World                                              207,200                116,385
Kasikornbank                                            56,100                 89,123
Tata Steel Thailand                                    745,300                 22,835
Thoresen Thai Agencies                                 164,720                 76,636
                                                                      ---------------
Total                                                                         304,979
-------------------------------------------------------------------------------------

TURKEY (1.9%)
Anadolu Sigorta                                        165,000                111,459
Aygaz                                                   66,000                 97,836
Tupras Turkiye Petrol Rafinerileri                      19,000                190,143
Turk Telekomunikasyon                                   41,000(b)             112,835
Turkiye Halk Bankasi                                    36,000                126,095
Yapi ve Kredi Bankasi                                  152,535(b)             206,077
                                                                      ---------------
Total                                                                         844,445
-------------------------------------------------------------------------------------

UNITED KINGDOM (16.0%)
Aegis Group                                            134,388                181,427
Aggreko                                                 24,285                207,671
Atkins WS                                                7,400                 67,003
Beazley Group                                           66,600                100,011
BlueBay Asset Management                                 1,283                  3,455
Chemring Group                                           7,881                245,905
Chloride Group                                         102,474                248,258
Close Brothers Group                                    14,576                135,643
Croda Intl                                              47,117                379,214
Dana Petroleum                                          15,276(b)             284,766
De La Rue                                               17,653                251,769
eaga                                                   144,130                285,738
Electrocomponents                                       27,000                 63,414


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)
Eurasian Natural Resources                               7,337                $64,587
GAME Group                                              88,062                258,292
Halfords Group                                          21,800                107,401
Halma                                                   26,178                 69,036
HMV Group                                               52,614                111,508
IG Group Holdings                                       38,127                124,239
Intertek Group                                           5,300                 80,059
Jardine Lloyd Thompson Group                            14,800                 96,782
JD Wetherspoon                                          16,100                 97,661
Keller Group                                            14,200                125,001
McBride                                                 71,294                132,902
Mears Group                                             31,413                120,835
Micro Focus Intl                                        84,028                396,573
Misys                                                   50,200                103,235
Northern Foods                                          67,100                 61,549
PayPoint                                                27,816                197,124
Petrofac                                                 5,100                 43,348
Premier Oil                                              7,850(b)             121,249
PV Crystalox Solar                                      75,017                125,137
PZ Cussons                                              94,449                223,577
Regus                                                   64,200                 73,137
Restaurant Group                                        77,698                184,500
Rightmove                                               20,200                 97,128
RM                                                      27,452                 59,297
Spectris                                                12,500                108,927
Spirax-Sarco Engineering                                 5,800                 73,668
Spirent Communications                                 196,800                164,505
TelecityGroup                                           35,639(b)             139,200
Tullett Prebon                                          58,049                229,521
Ultra Electronics Holdings                              13,367                235,535
Victrex                                                 15,055                119,609
VT Group                                                26,171                179,658
WH Smith                                                27,335                169,855
                                                                      ---------------
Total                                                                       6,948,909
-------------------------------------------------------------------------------------

UNITED STATES (0.2%)
Jaguar Mining                                           17,400(b)             102,568
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $49,748,600)                                                       $42,648,800
-------------------------------------------------------------------------------------



CLOSED-END FUNDS (0.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
CANADA
Cineplex Galaxy Income Fund                              3,600                $43,800
-------------------------------------------------------------------------------------
TOTAL CLOSED-END FUNDS
(Cost: $41,667)                                                               $43,800
-------------------------------------------------------------------------------------



OTHER (--%)(c)
ISSUER                                                 SHARES                VALUE(a)
SOUTH KOREA
Synopex Rights                                           2,477(b)              $1,932
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                    $1,932
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%                386,087(h)            $386,087
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $386,087)                                                             $386,087
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (7.4%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     3,225,398             $3,225,398
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $3,225,398)                                                         $3,225,398
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $53,401,752)(i)                                                    $46,306,017
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at April 30, 2009:

                                           PERCENTAGE OF
INDUSTRY                                     NET ASSETS        VALUE
-----------------------------------------------------------------------
Aerospace & Defense                             1.7%           $743,431
Air Freight & Logistics                         0.5             223,672
Airlines                                        0.2              99,212
Auto Components                                 1.7             724,148
Automobiles                                     0.6             249,985
Beverages                                       1.1             487,280
Biotechnology                                   0.1              52,012
Capital Markets                                 2.2             951,841
Chemicals                                       3.5           1,504,473
Commercial Banks                                3.1           1,341,228
Commercial Services & Supplies                  4.2           1,853,221
Communications Equipment                        0.6             247,354
Computers & Peripherals                         1.5             667,208
Construction & Engineering                      3.8           1,637,674
Construction Materials                          1.3             566,002
Consumer Finance                                0.3             142,281
Containers & Packaging                          0.6             248,431
Diversified Financial Services                  1.0             424,494
Diversified Telecommunication Services          1.1             492,107
Electric Utilities                              1.0             452,451
Electrical Equipment                            2.3           1,019,684
Electronic Equipment, Instruments &
  Components                                    1.2             534,479
Energy Equipment & Services                     0.9             370,989
Food & Staples Retailing                        2.3             991,540
Food Products                                   2.8           1,226,861
Gas Utilities                                   0.7             313,575
Health Care Equipment & Supplies                2.8           1,240,218
Health Care Providers & Services                2.3           1,018,349
Health Care Technology                          0.1              49,263
Hotels, Restaurants & Leisure                   2.4           1,037,489
Household Durables                              2.9           1,247,425
Household Products                              0.9             403,430
Independent Power Producers & Energy
  Traders                                       0.6             246,343
Industrial Conglomerates                        0.8             350,952
Insurance                                       3.2           1,374,336
Internet & Catalog Retail                       0.3             117,476
Internet Software & Services                    2.8           1,212,541
IT Services                                     2.1             911,742
Leisure Equipment & Products                    1.0             445,692
Life Sciences Tools & Services                  0.7             304,611
Machinery                                       4.2           1,835,985
Marine                                          0.9             374,086


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


                                           PERCENTAGE OF
INDUSTRY                                     NET ASSETS        VALUE
-----------------------------------------------------------------------
Media                                           3.4%         $1,465,722
Metals & Mining                                 3.4           1,474,103
Multiline Retail                                0.4             167,900
Multi-Utilities                                 0.2             103,337
Oil, Gas & Consumable Fuels                     2.4           1,062,972
Paper & Forest Products                         0.1              50,658
Personal Products                               0.3             125,615
Pharmaceuticals                                 2.3             982,850
Professional Services                           1.2             506,563
Real Estate Management & Development            1.4             594,580
Semiconductors & Semiconductor Equipment        2.4           1,053,965
Software                                        3.5           1,539,132
Specialty Retail                                4.2           1,880,697
Textiles, Apparel & Luxury Goods                0.6             274,492
Thrifts & Mortgage Finance                      0.3             129,271
Trading Companies & Distributors                0.5             230,865
Transportation Infrastructure                   1.2             521,315
Water Utilities                                 0.2              95,425
Wireless Telecommunication Services             1.6             699,499
Other(1)                                        8.3           3,611,485
-----------------------------------------------------------------------
Total                                                       $46,306,017
-----------------------------------------------------------------------



(1) Cash & Cash Equivalents.


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2009



                        CURRENCY TO            CURRENCY TO         UNREALIZED     UNREALIZED
EXCHANGE DATE          BE DELIVERED            BE RECEIVED        APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------
May 1, 2009                     96,753                  141,259        $--            $(1,885)
                         British Pound              U.S. Dollar
---------------------------------------------------------------------------------------------
May 4, 2009                    251,121                   32,401         --                 (3)
                      Hong Kong Dollar              U.S. Dollar
---------------------------------------------------------------------------------------------
May 5, 2009                     98,573                  157,167         --               (270)
                           U.S. Dollar             Turkish Lira
---------------------------------------------------------------------------------------------
May 6, 2009                    985,523                  113,321         --             (3,053)
                    South African Rand             U. S. Dollar
---------------------------------------------------------------------------------------------
May 6, 2009                     57,308                   43,330         32                 --
                           U.S. Dollar   European Monetary Unit
---------------------------------------------------------------------------------------------
May 7, 2009                    280,315                   32,997         --                (96)
                    South African Rand              U.S. Dollar
---------------------------------------------------------------------------------------------
May 7, 2009                    110,883               10,696,852         --             (2,391)
                           U.S. Dollar             Japanese Yen
---------------------------------------------------------------------------------------------
May 8, 2009                    580,016                   68,440         --                (86)
                    South African Rand              U.S. Dollar
---------------------------------------------------------------------------------------------
Total                                                                  $32            $(7,784)
---------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  Negligible market value.

(e) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(f) At April 30, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). The aggregate value of such securities at April 30, 2009, was $0. Information concerning such security holdings at April 30, 2009, is as follows:

                                          ACQUISITION
     SECURITY                                DATES           COST
     --------------------------------------------------------------
     Peace Mark Holdings                    06-04-08       $102,024


(h) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(i) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $53,402,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $3,022,000
     Unrealized depreciation                         (10,118,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(7,096,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                         FAIR VALUE AT APRIL 30, 2009
                           --------------------------------------------------------
                                LEVEL 1        LEVEL 2
                             QUOTED PRICES      OTHER        LEVEL 3
                               IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                              MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
-----------------------------------------------------------------------------------
Investments in securities     $46,304,085       $1,932         $--      $46,306,017
Other financial
  instruments*                         --       (7,752)         --           (7,752)
-----------------------------------------------------------------------------------
Total                         $46,304,085      $(5,820)        $--      $46,298,265
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation (depreciation) on the instrument.



--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




  HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $49,790,267)              $ 42,694,532
  Affiliated money market fund (identified cost $386,087)               386,087
  Investments of cash collateral received for securities on loan
    (identified cost $3,225,398)                                      3,225,398
-------------------------------------------------------------------------------
Total investments in securities (identified cost $53,401,752)        46,306,017
Foreign currency holdings (identified cost $47,509)                      48,359
Capital shares receivable                                                 9,931
Dividends and accrued interest receivable                               271,569
Receivable for investment securities sold                             1,471,801
Unrealized appreciation on forward foreign currency contracts                32
-------------------------------------------------------------------------------
Total assets                                                         48,107,709
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   79,749
Payable for investment securities purchased                           1,103,511
Payable upon return of securities loaned                              3,225,398
Unrealized depreciation on forward foreign currency contracts             7,784
Accrued investment management services fees                               1,329
Accrued distribution fees                                                   256
Accrued transfer agency fees                                                429
Accrued administrative services fees                                         95
Accrued plan administration services fees                                    11
Other accrued expenses                                                   86,810
-------------------------------------------------------------------------------
Total liabilities                                                     4,505,372
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 43,602,337
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    115,369
Additional paid-in capital                                           90,100,805
Undistributed net investment income                                     151,775
Accumulated net realized gain (loss)                                (39,671,100)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (7,094,512)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 43,602,337
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $  3,044,713
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  23

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- APRIL 30, 2009 (UNAUDITED)


NET ASSET VALUE PER SHARE
                                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                           $20,436,325            5,422,645                       $3.77(1)
Class B                           $ 3,943,516            1,087,107                       $3.63
Class C                           $   348,856               96,292                       $3.62
Class I                           $17,233,455            4,500,170                       $3.83
Class R4                          $ 1,640,185              430,699                       $3.81
----------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $4.00. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $    571,316
Interest                                                                    349
Income distributions from affiliated money market fund                    3,649
Fee income from securities lending                                       16,402
  Less foreign taxes withheld                                           (57,427)
-------------------------------------------------------------------------------
Total income                                                            534,289
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     225,237
Distribution fees
  Class A                                                                27,480
  Class B                                                                21,062
  Class C                                                                 1,938
Transfer agency fees
  Class A                                                                69,145
  Class B                                                                14,020
  Class C                                                                 1,257
  Class R4                                                                  358
Administrative services fees                                             17,267
Plan administration services fees -- Class R4                             1,792
Compensation of board members                                               755
Custodian fees                                                           84,200
Printing and postage                                                     17,720
Registration fees                                                        12,625
Professional fees                                                        17,516
Other                                                                     2,312
-------------------------------------------------------------------------------
Total expenses                                                          514,684
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (168,220)
-------------------------------------------------------------------------------
Total net expenses                                                      346,464
-------------------------------------------------------------------------------
Investment income (loss) -- net                                         187,825
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (21,972,661)
  Foreign currency transactions                                        (330,338)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (22,302,999)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 21,118,518
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                (1,184,481)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $   (996,656)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                                   SIX MONTHS ENDED    YEAR ENDED
                                                                     APRIL 30, 2009  OCT. 31 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $    187,825  $    618,563
Net realized gain (loss) on investments                                 (22,302,999)  (16,828,392)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     21,118,518   (56,652,572)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (996,656)  (72,862,401)
-------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                      --    (1,455,530)
    Class B                                                                      --      (166,471)
    Class C                                                                      --       (14,366)
    Class I                                                                      --      (492,269)
    Class R4                                                                     --        (3,158)
  Net realized gain
    Class A                                                                      --    (8,298,516)
    Class B                                                                      --    (1,780,235)
    Class C                                                                      --      (131,901)
    Class I                                                                      --    (2,330,048)
    Class R4                                                                     --       (15,253)
  Tax return or capital
    Class A                                                                      --        (1,847)
    Class B                                                                      --          (399)
    Class C                                                                      --           (29)
    Class I                                                                      --          (518)
    Class R4                                                                     --            (3)
-------------------------------------------------------------------------------------------------
Total distributions                                                              --   (14,690,543)

-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                                                   SIX MONTHS ENDED    YEAR ENDED
                                                                     APRIL 30, 2009  OCT. 31 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  1,155,981  $ 11,552,513
  Class B shares                                                            107,340     1,640,224
  Class C shares                                                             42,413       275,271
  Class I shares                                                          3,588,102     6,911,975
  Class R4 shares                                                           178,330     2,130,872
Reinvestment of distributions at net asset value
  Class A shares                                                                 --     9,581,619
  Class B shares                                                                 --     1,913,015
  Class C shares                                                                 --       139,990
  Class I shares                                                                 --     2,821,426
  Class R4 shares                                                                --        16,196
Payments for redemptions
  Class A shares                                                         (7,184,872)  (30,163,842)
  Class B shares                                                           (985,516)   (7,042,182)
  Class C shares                                                           (132,379)     (501,379)
  Class I shares                                                           (498,519)   (1,614,424)
  Class R4 shares                                                            (6,887)      (87,417)
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        (3,736,007)   (2,426,143)
-------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (4,732,663)  (89,979,087)
Net assets at beginning of period                                        48,335,000   138,314,087
-------------------------------------------------------------------------------------------------
Net assets at end of period                                            $ 43,602,337  $ 48,335,000
-------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                               $    151,775  $    (36,050)
-------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.82       $10.29        $9.35        $8.81        $7.90
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)       .04(b)       .02(b)       .02          .03
Net gains (losses) (both realized and
 unrealized)                                          (.06)       (5.43)        2.92         1.58         1.32
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.05)       (5.39)        2.94         1.60         1.35
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.16)        (.13)        (.09)          --
Distributions from realized gains                       --         (.92)       (1.87)        (.97)        (.44)
Tax return of capital                                   --         (.00)(c)       --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.08)       (2.00)       (1.06)        (.44)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.77        $3.82       $10.29        $9.35        $8.81
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $20          $27          $91          $67          $66
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.62%(f)     1.97%        1.90%        1.83%        1.99%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.68%(f)     1.72%        1.82%        1.81%        1.94%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .71%(f)      .60%         .22%         .25%         .40%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                57%          87%          96%         157%          80%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     (1.31%)(j)  (57.59%)      37.16%       19.71%       17.70%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.69        $9.96        $9.11        $8.60        $7.78
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(b),(c)  (.01)(b)     (.05)(b)       --         (.03)
Net gains (losses) (both realized and
 unrealized)                                          (.06)       (5.26)        2.83         1.51         1.29
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.06)       (5.27)        2.78         1.51         1.26
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.08)        (.06)        (.03)          --
Distributions from realized gains                       --         (.92)       (1.87)        (.97)        (.44)
Tax return of capital                                   --         (.00)(c)       --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.00)       (1.93)       (1.00)        (.44)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.63        $3.69        $9.96        $9.11        $8.60
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $5          $19          $17          $17
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         3.41%(f)     2.73%        2.65%        2.60%        2.75%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.45%(f)     2.48%        2.58%        2.58%        2.71%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.04%)(f)    (.19%)       (.54%)       (.50%)       (.33%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                57%          87%          96%         157%          80%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     (1.63%)(j)  (57.91%)      35.94%       18.92%       16.77%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.69        $9.97        $9.12        $8.62        $7.80
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(b),(c)  (.01)(b)     (.05)(b)       --         (.03)
Net gains (losses) (both realized and
 unrealized)                                          (.07)       (5.25)        2.84         1.51         1.29
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.07)       (5.26)        2.79         1.51         1.26
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.10)        (.07)        (.04)          --
Distributions from realized gains                       --         (.92)       (1.87)        (.97)        (.44)
Tax return of capital                                   --         (.00)(c)       --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.02)       (1.94)       (1.01)        (.44)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.62        $3.69        $9.97        $9.12        $8.62
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--           $1           $1           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         3.39%(f)     2.73%        2.66%        2.61%        2.77%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.44%(f)     2.48%        2.58%        2.59%        2.71%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .00%(c),(f) (.18%)       (.54%)       (.56%)       (.34%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                57%          87%          96%         157%          80%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     (1.90%)(j)  (57.87%)      36.02%       18.90%       16.73%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.87       $10.41        $9.46        $8.89        $7.94
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .08(b)       .06(b)       .06          .07
Net gains (losses) (both realized and
 unrealized)                                          (.06)       (5.51)        2.94         1.61         1.32
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.04)       (5.43)        3.00         1.67         1.39
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.19)        (.18)        (.13)          --
Distributions from realized gains                       --         (.92)       (1.87)        (.97)        (.44)
Tax return of capital                                   --         (.00)(c)       --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.11)       (2.05)       (1.10)        (.44)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.83        $3.87       $10.41        $9.46        $8.89
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $17          $14          $26          $15          $10
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.76%(f)     1.45%        1.46%        1.34%        1.51%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.24%(f)     1.30%        1.46%        1.34%        1.48%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.36%(f)     1.17%         .66%         .70%         .89%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                57%          87%          96%         157%          80%
--------------------------------------------------------------------------------------------------------------
Total return                                        (1.03%)(i)  (57.42%)      37.59%       20.41%       18.14%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.86       $10.36        $9.41        $8.85        $7.93
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .08(b)       .04(b)       .04          .04
Net gains (losses) (both realized and
 unrealized)                                          (.07)       (5.47)        2.93         1.60         1.32
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.05)       (5.39)        2.97         1.64         1.36
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.19)        (.15)        (.11)          --
Distributions from realized gains                       --         (.92)       (1.87)        (.97)        (.44)
Tax return of capital                                   --         (.00)(c)       --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.11)       (2.02)       (1.08)        (.44)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.81        $3.86       $10.36        $9.41        $8.85
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $1          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.05%(f)     2.07%        1.73%        1.62%        1.81%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.53%(f)     1.42%        1.66%        1.62%        1.77%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.00%(f)     1.46%         .39%         .50%         .58%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                57%          87%          96%         157%          80%
--------------------------------------------------------------------------------------------------------------
Total return                                        (1.30%)(i)  (57.32%)      37.28%       20.03%       17.77%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners International Small Cap Fund (the Fund) is a series of RiverSource International Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of non-U.S. companies.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares. At April 30, 2009, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 39% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Nov. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest


--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At April 30, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2009 was $0. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the six months then ended, the Fund had no outstanding option contracts.


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2009, foreign currency holdings consisted of multiple denominations, primarily Taiwan dollars.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their

--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee.


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 1.12% to 0.995% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by

--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper International Small-Cap Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $16,501 for the six months ended April 30, 2009. The management fee for the six months ended April 30, 2009 was 1.04% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
The Investment Manager has Subadvisory Agreements with AIG Global Investment Corp. and Batterymarch Financial Management, Inc. each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadvisor to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2009, other expenses paid to this company were $192.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") were approximately $225,000 and $5,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $32,288 for Class A and $2,356 for Class B for the six months ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses

--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



(excluding fees and expenses of acquired funds(*)), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.68%
Class B.............................................  2.45
Class C.............................................  2.44
Class I.............................................  1.24
Class R4............................................  1.53


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $47,110
Class B...........................................    9,360
Class C...........................................      848


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4............................................  $33


The management fees waived/reimbursed at the Fund level were $110,869.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds(*)), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.76%
Class B.............................................  2.53
Class C.............................................  2.52
Class I.............................................  1.31
Class R4............................................  1.61


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $24,266,981 and $26,516,834, respectively, for the six months ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED APRIL 30, 2009
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                    320,806           --    (2,004,580)      (1,683,774)
Class B                     31,021           --      (288,075)        (257,054)
Class C                     12,323           --       (38,059)         (25,736)
Class I                    956,659           --      (142,759)         813,900
Class R4                    48,539           --        (1,839)          46,700
----------------------------------------------------------------------------------


                                          YEAR ENDED OCT. 31, 2008
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                  1,519,704    1,262,400    (4,548,537)      (1,766,433)
Class B                    213,648      259,216    (1,071,652)        (598,788)
Class C                     37,380       18,995       (76,454)         (20,079)
Class I                  1,060,422      368,332      (249,574)       1,179,180
Class R4                   378,891        2,123       (13,151)         367,863
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments, and any uninvested cash collateral balance, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2009, securities valued at $3,044,713 were on loan, secured by cash collateral of $3,225,398 invested in short-term securities or in cash equivalents.


--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $16,402 earned from securities lending from Dec.1, 2008 through April 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Nov. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of the shares of the RiverSource Short-Term Cash Fund aggregated $11,395,481 and $12,439,313, respectively, for the six months ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2009.

8. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. Securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.


--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
46  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds"). In addition, under the subadvisory agreements (the "Subadvisory Agreements") between RiverSource Investments and each subadviser (collectively, the "Subadvisers"), the Subadvisers perform portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreements (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadvisers: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadvisers, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer

--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments, its affiliates and each of the Subadvisers were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and the exceptionally challenging market conditions involved. Additionally, the Board reviewed the performance of each of the Subadvisers and RiverSource Investments' processes for monitoring the Subadvisers. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by

--------------------------------------------------------------------------------
48  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board observed, however, that because the Fund is managed by Subadvisers, the fees applicable to the Fund may be higher than the median, and thus, fall outside of the pricing philosophy, due to differences in the Fund's potential economies of scale, the costs of operation and its capacity constraints. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2008, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements for an additional annual period.


--------------------------------------------------------------------------------
 RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT  49

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
50  RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE PARTNERS INTERNATIONAL SMALL CAP FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6269 H (6/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     RiverSource International Managers Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date July 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date July 2, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date July 2, 2009